FIDELITY


(REGISTERED TRADEMARK)
UTILITIES
FUND
SEMIANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The managers' review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   18    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  22    Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997     PAST 6   PAST 1    PAST 5   LIFE OF
                                MONTHS   YEAR     YEARS     FUND

Fidelity Utilities Fund         9.55%    26.95%   86.26%    256.91%

S&P 500(registered trademark)   22.55%   52.14%   155.75%   421.37%

S&P Utilities Index             4.00%    15.00%   64.99%    229.15%

Utility Funds Average           8.36%    22.50%   72.03%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 27, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Utilities Index - an unmanaged index of 40 gas, electric, and telephone stocks that are included in the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the utility funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 99 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997    PAST 1    PAST 5   LIFE OF
                               YEAR     YEARS     FUND

Fidelity Utilities Fund        26.95%   13.25%    14.04%

S&P 500                        52.14%   20.66%    18.59%

S&P Utilities Index            15.00%   10.53%    13.09%

Utility Funds Average          22.50%   11.36%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970808 094855 S00000000000001
             Utilities                   S&P 500                     S&P
Utilities
             00311                       SP001                       SP002
  1987/11/27      10000.00                    10000.00
10000.00
  1987/11/30      10000.00                     9438.71
9671.16
  1987/12/31      10059.80                    10157.00
9776.58
  1988/01/31      10983.46                    10584.61
10908.71
  1988/02/29      10873.02                    11077.85
10721.08
  1988/03/31      10500.30                    10735.55
10156.08
  1988/04/30      10510.44                    10854.71
10170.29
  1988/05/31      10946.26                    10949.15
10635.08
  1988/06/30      11087.51                    11451.71
10969.02
  1988/07/31      10954.05                    11408.20
10985.47
  1988/08/31      10902.71                    11020.32
10830.58
  1988/09/30      11295.53                    11489.78
11275.71
  1988/10/31      11534.75                    11809.20
11568.88
  1988/11/30      11451.54                    11640.33
11476.33
  1988/12/31      11545.15                    11844.03
11547.48
  1989/01/31      11724.72                    12711.02
12203.38
  1989/02/28      11502.90                    12394.51
11934.91
  1989/03/31      11631.17                    12683.30
12248.79
  1989/04/30      11984.27                    13341.57
13014.34
  1989/05/31      12562.09                    13881.90
13761.37
  1989/06/30      12820.04                    13802.77
13974.67
  1989/07/31      13493.64                    15049.17
15089.85
  1989/08/31      13352.40                    15344.13
14996.29
  1989/09/30      13418.39                    15281.22
15243.73
  1989/10/31      13462.50                    14926.69
15300.13
  1989/11/30      13892.50                    15231.20
15803.50
  1989/12/31      14537.88                    15596.75
16954.00
  1990/01/31      13799.44                    14550.21
15582.42
  1990/02/28      13834.06                    14737.90
15411.01
  1990/03/31      13821.87                    15128.46
15697.66
  1990/04/30      13264.25                    14750.25
15088.59
  1990/05/31      13904.92                    16188.40
16117.63
  1990/06/30      13964.05                    16078.31
15777.55
  1990/07/31      13976.10                    16026.86
15728.64
  1990/08/31      13265.25                    14578.03
14478.21
  1990/09/30      13470.07                    13868.08
15071.82
  1990/10/31      14290.52                    13808.45
16054.50
  1990/11/30      14608.90                    14700.48
16364.35
  1990/12/31      14806.40                    15110.62
16506.72
  1991/01/31      14743.61                    15769.44
16003.27
  1991/02/28      15271.06                    16896.96
16560.18
  1991/03/31      15451.99                    17305.87
16886.42
  1991/04/30      15451.99                    17347.40
16616.24
  1991/05/31      15451.99                    18096.81
16401.89
  1991/06/30      15336.59                    17267.97
16172.26
  1991/07/31      15817.08                    18072.66
16667.13
  1991/08/31      16206.66                    18500.98
17097.14
  1991/09/30      16719.56                    18192.02
17442.51
  1991/10/31      16930.20                    18435.79
17786.12
  1991/11/30      17061.85                    17692.83
17606.48
  1991/12/31      17942.75                    19716.89
18897.04
  1992/01/31      17352.70                    19350.15
17889.83
  1992/02/29      17285.65                    19601.71
17405.01
  1992/03/31      17084.76                    19219.47
17154.38
  1992/04/30      17645.14                    19784.52
18259.12
  1992/05/31      18000.50                    19881.47
18231.73
  1992/06/30      18179.36                    19585.23
18488.80
  1992/07/31      19161.65                    20386.27
19949.42
  1992/08/31      19189.32                    19968.35
19799.80
  1992/09/30      19244.82                    20203.98
19944.33
  1992/10/31      19216.83                    20274.69
19754.86
  1992/11/30      19398.78                    20966.06
19723.25
  1992/12/31      19898.62                    21223.94
20429.35
  1993/01/31      20115.06                    21402.22
20743.96
  1993/02/28      21182.87                    21693.29
22237.52
  1993/03/31      21752.84                    22151.02
22640.02
  1993/04/30      21547.76                    21614.97
22162.32
  1993/05/31      21606.36                    22194.25
22142.37
  1993/06/30      22623.26                    22258.61
23167.56
  1993/07/31      22904.02                    22169.58
23686.52
  1993/08/31      23953.17                    23009.80
24830.58
  1993/09/30      23967.59                    22832.63
24778.43
  1993/10/31      23773.94                    23305.26
24733.83
  1993/11/30      22790.81                    23083.86
23482.30
  1993/12/31      23004.26                    23363.18
23357.84
  1994/01/31      24004.45                    24157.53
23537.70
  1994/02/28      23019.41                    23502.86
22207.82
  1994/03/31      22148.45                    22478.13
21454.97
  1994/04/30      22709.17                    22765.85
21984.91
  1994/05/31      22304.20                    23139.21
21395.72
  1994/06/30      22128.34                    22572.30
21440.65
  1994/07/31      22819.36                    23312.67
22167.48
  1994/08/31      22992.12                    24268.49
22107.63
  1994/09/30      22378.03                    23673.92
21546.10
  1994/10/31      22362.20                    24206.58
21733.55
  1994/11/30      21649.52                    23324.98
21416.24
  1994/12/31      21788.06                    23670.88
21525.46
  1995/01/31      22472.06                    24284.67
23204.45
  1995/02/28      22789.04                    25231.04
23171.96
  1995/03/31      22908.51                    25975.61
23032.93
  1995/04/30      23598.62                    26740.59
23869.03
  1995/05/31      24137.25                    27809.42
24623.29
  1995/06/30      24293.97                    28455.43
24736.55
  1995/07/31      25007.99                    29399.01
25354.97
  1995/08/31      25552.02                    29472.80
25857.00
  1995/09/30      26733.12                    30716.55
27504.09
  1995/10/31      26853.23                    30606.90
28147.68
  1995/11/30      27539.57                    31950.54
28522.05
  1995/12/31      28460.30                    32565.91
30538.56
  1996/01/31      28900.59                    33674.45
30938.61
  1996/02/29      28143.29                    33986.61
29713.44
  1996/03/31      27921.74                    34313.90
29107.29
  1996/04/30      28797.64                    34819.69
29421.65
  1996/05/31      28744.02                    35717.69
29342.21
  1996/06/30      29411.49                    35853.77
30556.98
  1996/07/31      28114.72                    34269.75
28622.72
  1996/08/31      28528.97                    34992.50
29220.93
  1996/09/30      28850.88                    36961.88
29580.35
  1996/10/31      29957.73                    37981.29
30982.46
  1996/11/30      31554.51                    40852.30
31629.99
  1996/12/31      31715.71                    40043.01
31433.89
  1997/01/31      32578.47                    42544.90
31647.64
  1997/02/28      32672.24                    42878.45
31346.99
  1997/03/31      31301.55                    41116.58
30400.31
  1997/04/30      32102.20                    43571.24
29935.18
  1997/05/31      33779.75                    46223.85
31198.45
  1997/06/30      34597.57                    48294.68
32174.96
  1997/07/31      35691.34                    52137.49
32914.98
IMATRL PRASUN   SHR__CHT 19970731 19970808 094858 R00000000000120
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Utilities Fund on November 27, 1987, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $35,691 - a 256.91% increase on the initial investment. For comparison, look at how both the S&P 500 and the S&P Utilities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $52,137 - a 421.37% increase. If $10,000 was put in the S&P Utilities Index, it would have grown to $32,915 - a 229.15% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)


FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS: On August 18, 1997, Nick Thakore (right) became Portfolio Manager of Fidelity Utilities Fund. The following is an interview with John Muresianu (left), who managed the fund during the period covered by this report, with comments from Nick Thakore on his outlook and investment approach.
Q. JOHN, HOW DID THE FUND PERFORM?
J.M. The fund did pretty well. For the six months that ended July 31, 1997, the fund had a total return of 9.55%. That beat both the 8.36% six-month return for the utility funds average tracked by Lipper Analytical Services, and the Standard & Poor's Utilities Index, which returned 4.00% over the same period. For the 12 months that ended July 31, 1997, the fund posted a 26.95% return, while the utility funds average returned 22.50% and the S&P Utilities Index had a return of 15.00%.
Q. WHAT HELPED THE FUND PERFORM BETTER THAN THE AVERAGE AND THE INDEX OVER THE PAST SIX MONTHS?
J.M. The fund benefited from two factors. First, it had more invested in telephone and gas utility stocks than both the average and the index. Over the course of the past six months, telephone utility stocks performed the best among the three industries, with gas stocks performing second best and electric utility stocks lagging the other two industries. Second, the fund's stock selection within each of the industries proved to have a positive effect on performance as well.
Q. WHAT HELPED TELEPHONE STOCKS PERFORM THE BEST WITHIN THE UTILITY SECTOR? J.M. In general, telephone companies posted the best earnings growth, even though there was some concern about future competition due to deregulation. Gas companies, on the other hand, after performing quite well in 1995 and 1996, were hurt by weaker-than-expected natural gas prices due to unexpectedly mild weather. Nevertheless, the price of natural gas did not fall to levels that would have caused major problems, and the expectation of industry consolidation helped sustain stock prices somewhat. Stocks in the electric utility industry were stalled by three factors. First, these stocks tend to trade in concert with bonds. Because of an uncertain interest-rate backdrop, the bond market proved to be fairly volatile, and that affected electric utility stocks. Second, the Nuclear Regulatory Commission has put pressure on many electric utilities. As a result, operating costs have increased for most utilities with nuclear power plants. Finally, earnings suffered due to the mild weather over the period.
Q. ELECTRIC UTILITY STOCKS LAGGED THE PHONE AND GAS UTILITIES, YET YOU INCREASED THE FUND'S INVESTMENTS IN THE ELECTRICS. WHY WAS THAT?
J.M. In my judgment, selected electric utility stocks were oversold and became too cheap to ignore. I took profits by selling stocks in other areas to replace them with a higher weighting in these attractive electric stocks.
Q. DEREGULATION IS CURRENTLY ONE OF THE MOST IMPORTANT ISSUES IN THE UTILITY INDUSTRY. WERE THERE ANY DEVELOPMENTS OF NOTE OVER THE PERIOD?
J.M. There were many developments, but no watershed event. Deregulation is quite complicated, and there is a fair amount of uncertainty over what the final product of this continually evolving process will look like.
Q. WHAT WERE SOME OF THE FUND'S STRONGER-PERFORMING STOCKS OVER THE PERIOD? J.M. WorldCom was one of the fund's top performers. It posted very strong earnings growth as it consistently beat expectations. AirTouch Communications also proved to be a positive contributor, turning around its earnings more than the market expected. It was helped by strong domestic and international subscriber additions for its wireless communications services. Sprint also did well, as many investors anticipated that the company would be acquired.
Q. HOW ABOUT DISAPPOINTMENTS?
J.M. Enron Corp. was hurt by declining natural gas prices and disappointing earnings from its pipeline and trading operations. Sonat also disappointed, as it is one of the gas companies most sensitive to changes in natural gas prices.
Q. TURNING TO YOU, NICK, WHAT'S YOUR OUTLOOK?
N.T. Deregulation - in all of the utilities industries, but especially in the telephones - should lead to tremendous changes in the competitive landscape. My goal will be to find the companies that will be the net beneficiaries of this competition and that show superior earnings growth relative to their group. In the past, there hasn't been much of a difference among many of the stocks in the sector, but we're entering an era where the differences should become much more dramatic. With the sector going through such significant changes, it will be important to differentiate between the winners and the losers. There are two main themes I intend to pursue. First, I'll focus on newer companies because I believe existing companies with large market share will be more vulnerable to the effects of deregulation than new entrants. Second, I'll look for those companies that are likely to be acquired in what should be a consolidating industry.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS' ONLY THROUGH THE END OF THE PERIOD OF THE REPORT
AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek a high total
return through a
combination of current
income and capital
appreciation
FUND NUMBER: 311
TRADING SYMBOL: FIUIX
START DATE: November 27,
1987
SIZE: as of July 31, 1997,
more than $1.2 billion
MANAGER: Nick Thakore,
since August 1997; manager,
Fidelity Select
Telecommunications
Portfolio, since 1996; Fidelity
Select Utilities Growth
Portfolio and Fidelity
Advisor Utilities Growth
Fund, since August 1997;
joined Fidelity in 1993
(checkmark)
NICK THAKORE ON HIS
INVESTMENT APPROACH:
"I'm a bottom-up stock picker,
looking at the merits of
individual stocks rather than
trying to make bets on sectors
or economic trends. When
looking for stocks for the fund,
I generally will try to find
companies that offer the best
growth prospects relative to
their valuations. In the utilities
sector that is changing so
rapidly, it's very important to
try to identify and invest in the
companies that are going to
meet or exceed expectations,
and to avoid those that are
not. In general, though, I'm
focused on companies that
can maintain strong earnings
growth, and that are
attractively valued relative to
that growth."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JULY 31, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

SBC Communications, Inc.        4.5            3.8

GTE Corp.                       4.4            4.5

Ameritech Corp.                 3.4            4.2

U S WEST Communications Group   3.4            2.8

BellSouth Corp.                 3.3            3.9

AirTouch Communications, Inc.   3.2            3.2

WorldCom, Inc.                  3.0            2.6

Sprint Corp.                    2.3            2.2

Niagara Mohawk Power Corp.      2.1            0.6

Bell Atlantic Corp.             2.1            3.1

TOP UTILITY INDUSTRIES AS OF JULY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE UTILITY
                                    INDUSTRIES
                                    6 MONTHS AGO

Telephone Services   36.5           42.8

Electric Utility     30.1           18.1

Gas                  21.6           26.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 * AS OF JANUARY 31, 1997 **
Row: 1, Col: 1, Value: 2.5
Row: 1, Col: 2, Value: 49.0
Row: 1, Col: 3, Value: 48.5
Stocks 99.0%
Short-term
investments 1.0%
FOREIGN
INVESTMENTS 1.5%
Stocks 98.5%
Short-term
investments 1.5%
FOREIGN
INVESTMENTS 3.1%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 49.0
Row: 1, Col: 3, Value: 49.0
*
**
INVESTMENTS JULY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.0%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 0.0%
METALS & MINING - 0.0%
Harsco Corp.   12,700 $ 564
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE - 0.0%
Echelon International Corp. (a)  1,179  25
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Developers Diversified Realty Corp.   12,100  478
TOTAL CONSTRUCTION & REAL ESTATE   503
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.7%
AutoZone, Inc. (a)   900  26
NGC Corp.   589,250  9,538
  9,564
ENERGY - 2.1%
COAL - 0.1%
MAPCO, Inc.   55,700  1,723
INDEPENDENT POWER - 0.0%
Trigen Energy Corp.   20,200  452
OIL & GAS - 2.0%
Burlington Resources, Inc.   42,200  1,994
Coastal Corp. (The)  346,900  18,863
Nuevo Energy Corp. (a)   10,400  445
Occidental Petroleum Corp.   32,300  810
Pennzoil Co.   6,200  484
Petroleum Heat & Power, Inc. Class A  118,700  356
Royal Dutch Petroleum Co.   20,400  1,141
Texaco, Inc.   6,200  720
Total SA Class B  4,100  411
  25,224
TOTAL ENERGY   27,399
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
ATS Medical, Inc. (a)   4,700 $ 28
Cardima, Inc.   100  1
Endocardial Solutions, Inc.   9,500  122
Endosonics Corp. (a)   1,000  13
Endovascular Technologies, Inc. (a)   3,000  32
Heartstream, Inc. (a)  2,900  25
Micro Therapeutics, Inc.  9,500  45
Nitinol Medical Technologies, Inc.   20,000  325
OEC Medical Systems, Inc. (a)   900  15
St. Jude Medical, Inc. (a)   3,750  153
Vista Medical Technologies, Inc.   1,300  12
World Heart Corp. (a)   900  3
  774
MEDICAL FACILITIES MANAGEMENT - 0.0%
Cambridge Heart, Inc.   12,000  91
TOTAL HEALTH   865
HOLDING COMPANIES - 1.3%
CEI Citicorp Holdings SA Class B  144,104  1,078
CINergy Corp.   384,779  12,938
Iven SA  3,200,000  2,187
  16,203
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
American Superconductor Corp. (a)  27,400  281
Roper Industries, Inc.   900  50
Westinghouse Electric Corp.   56,700  1,364
  1,695
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.7%
Smartalk Teleservices, Inc. (a)   7,700  137
TCI Group Class A  499,000  8,545
TCI Satellite Entertainment, Inc. Class A (a)  49,900  340
  9,022
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.2%
Barrick Gold Corp.   69,400 $ 1,586
Newmont Mining Corp.   32,500  1,341
  2,927
SERVICES - 0.1%
Chemed Corp.   33,300  1,240
Hagler Bailly, Inc.   800  16
  1,256
TECHNOLOGY - 0.8%
COMMUNICATIONS EQUIPMENT - 0.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA  33,200  4,333
Alcatel Alsthom Compagnie Generale d'Electricite SA
 sponsored ADR  50,000  1,350
Lucent Technologies, Inc.   200  17
  5,700
COMPUTER SERVICES & SOFTWARE - 0.1%
NCR Corp. (a)  29,650  951
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Itron, Inc. (a)   140,100  3,345
TOTAL TECHNOLOGY   9,996
UTILITIES - 91.9%
CELLULAR - 3.6%
AirTouch Communications, Inc. (a)   1,255,500  41,353
Cellnet Data Systems, Inc. (a)   45,100  558
Mobile Telecommunications Technologies, Inc. (a)  13,300  178
Nextel Communications, Inc. Class A  100,000  2,413
360 Degrees Communications Co. (a)   87,600  1,615
  46,117
ELECTRIC UTILITY - 29.6%
AES Corp. (a)  247,454  19,549
Allegheny Power System, Inc.   634,400  18,596
American Electric Power Co., Inc.   418,300  18,719
Baltimore Gas & Electric Co.   39,000  1,085
Boston Edison Co.   116,800  3,285
CILCORP, Inc.   183,900  7,712
CIPSCO, Inc.   114,700  4,344
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
CMS Energy Corp.   100,000 $ 3,700
CMS Energy Corp. Class G  35,100  700
Calenergy, Inc. (a)  22,300  899
Carolina Power & Light Co.   28,500  1,015
Centerior Energy Corp.   119,000  1,346
Central & South West Corp.   246,400  4,943
Central Hudson Gas & Electric Corp.   47,100  1,563
Central Louisiana Electric Co., Inc.   90,300  2,427
Central Maine Power Co.   185,100  2,499
Citizens Utilities Co. Class B  2,856  24
Consolidated Edison Co. of New York, Inc.   520,000  16,445
DQE, Inc.   218,850  6,907
DPL, Inc.   410,100  10,099
DTE Energy Co.   120,000  3,593
Dominion Resources, Inc.  36,800  1,352
Duke Power Co.   525,593  26,641
Eastern Utilities Associates  9,500  183
Edison International  345,200  8,716
Electricity Generating PCL (For. Reg.)  26,800  79
Energy Group PLC  50,000  534
Energy Group PLC sponsored ADR  300,000  12,788
Enova Corp.   75,900  1,841
Entergy Corp.  345,961  9,449
FPL Group, Inc.   100,000  4,788
Florida Progress Corp.   10,000  322
GPU, Inc.   60,000  2,081
Hawaiian Electric Industries, Inc.   35,000  1,304
Houston Industries, Inc.   299,500  6,271
IES Industries, Inc.   50,700  1,553
Idaho Power Co.   116,100  3,766
Interstate Power Co.  6,500  195
KU Energy Corp.   66,300  2,267
Kansas City Power & Light Co.   28,400  838
Korea Electric Power Corp. sponsored ADR  91,800  1,698
LG&E Energy Corp.   62,700  1,368
Midamerican Energy Holdings Co.   9,500  164
Montana Power Co.   46,500  1,101
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
NIPSCO Industries, Inc.   145,100 $ 6,112
National Grid Co. PLC  308,500  1,306
Nevada Power Co.   50,000  1,087
New England Electric System  39,300  1,466
New York State Electric & Gas Corp.   164,800  4,141
Niagara Mohawk Power Corp. (a)   2,921,500  27,206
Northeast Utilities  550,700  5,369
Northern States Power Co.  6,300  324
OGE Energy Corp.   16,600  759
Ohio Edison Co.   164,200  3,653
PECO Energy Co.   688,400  16,177
PG&E Corp.   526,800  13,071
PP&L Resources, Inc.   29,200  597
PacifiCorp.   643,900  14,367
Pinnacle West Capital Corp.   128,300  4,049
Potomac Electric Power Co.   259,100  5,781
Public Service Co. of Colorado  228,775  9,523
Public Service Co. of New Mexico  434,800  8,044
Public Service Enterprise Group, Inc.   29,000  718
Puget Sound Power & Light Co.   98,700  2,634
Rochester Gas & Electric Corp.   28,500  691
SCANA Corp.   6,300  157
Sierra Pacific Resources  7,900  252
Southern Co.   244,300  5,359
Southern Electric PLC  79,300  582
TECO Energy, Inc.   6,300  160
TNP Enterprises, Inc.   17,700  434
Texas Utilities Co.   137,400  4,869
Tucson Electric Power Co. (a)  431,120  7,221
Unicom Corp.   400,300  9,082
Union Electric Co.   51,500  1,983
United Illuminating Co.   39,400  1,362
Utilicorp United, Inc.   110,453  3,293
WPL Holdings, Inc.   38,700  1,069
WPS Resources Corp.   25,000  702
Wisconsin Energy Corp.   42,400  1,084
  383,433
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - 21.6%
AGL Resources, Inc.   30,800 $ 645
Aquila Gas Pipeline Corp.   37,200  488
Bay State Gas Co.  4,500  122
Brooklyn Union Gas Co. (The)  309,800  9,313
Colonial Gas Co.   8,400  178
Columbia Gas System, Inc. (The)  247,200  16,995
Connecticut Energy Corp.   400  9
Consolidated Natural Gas Co.   323,200  18,705
Eastern Enterprises Co.   397,800  14,246
El Paso Natural Gas Co.  336,600  19,460
Energen Corp.   275,100  9,972
Enron Corp.   370,371  14,051
Enron Global Power & Pipelines  68,400  2,270
ENSERCH Corp.   303,500  6,753
Equitable Resources, Inc.   38,000  1,133
K N Energy, Inc.   323,500  13,587
MCN Corp.   618,100  19,586
MDU Resources Group, Inc.   48,050  1,141
National Fuel Gas Co.   69,400  2,949
New Jersey Resources Corp.   500  16
NICOR, Inc.   224,100  8,208
Noram Energy Corp.   1,205,237  19,284
Northwest Natural Gas Co.   15,800  411
ONEOK, Inc.   338,705  11,855
Pacific Enterprises  416,300  13,920
Peoples Energy Corp.   83,300  3,197
Public Service Co. of North Carolina, Inc.   1,400  28
Questar Corp.   328,200  13,436
Sonat, Inc.   400,700  19,985
Southern Union Co.  34,069  788
Tejas Gas Corp. (a)   151,595  6,736
UGI Corp.  155,483  3,829
USX-Delhi Group  194,800  2,447
WICOR, Inc.   81,200  3,258
Washington Gas Light Co.   117,500  3,055
Western Resources, Inc.   8,500  294
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
Williams Companies, Inc.   349,350 $ 15,983
Yankee Energy System, Inc.   47,900  1,150
  279,483
TELEPHONE SERVICES - 36.5%
AT&T Corp.   610,000  22,456
ALLTEL Corp.   186,000  6,115
Ameritech Corp.  651,600  43,942
BCE, Inc.   41,000  1,248
Bell Atlantic Corp.   369,100  26,783
BellSouth Corp.   902,500  42,756
Brooks Fiber Properties, Inc. (a)   135,200  5,087
Cincinnati Bell, Inc.   70,200  2,106
Frontier Corp.   194,100  4,003
GTE Corp.   1,225,100  56,967
Indosat (Indonesia Satellite) sponsored ADR  10,900  339
LCI International, Inc. (a)   131,200  2,616
MCI Communications Corp.   511,100  18,048
McLeodUSA, Inc. Class A (a)  37,000  1,272
NYNEX Corp.   477,900  26,493
Qwest Communications International, Inc.   1,900  59
SBC Communications, Inc.   993,571  58,807
Sprint Corp.   600,700  29,735
Tel-Save Holdings, Inc. (a)   397,100  6,751
Telecom Italia Mobile Spa  282,100  957
Telefonica de Espana SA sponsored ADR  82,800  6,520
Telekomunikasiindo (Persero) PT, Series B sponsored ADR 10,100 309 Teleport Communications Group, Inc. Class A (a) 255,000 10,041
U S WEST Communications Group  1,186,924  43,397
U S WEST Media Group (a)   677,124  14,939
Winstar Communications, Inc. (a)  73,100  1,229
WorldCom, Inc. (a)   1,127,380  39,388
  472,363
WATER - 0.6%
American Water Works, Inc.   270,157  5,859
E Town Corp.   15,200  488
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
WATER - CONTINUED
Severn Trent PLC Ord.   59,900 $ 850
Yorkshire Water PLC  100,800  739
  7,936
TOTAL UTILITIES   1,189,332
TOTAL COMMON STOCKS
(Cost $902,790)   1,269,326
CONVERTIBLE PREFERRED STOCKS - 0.5%
UTILITIES - 0.5%
ELECTRIC UTILITY - 0.5%
Citizens Utilities Trust $2.50  141,300  6,137
Kenetech Corp. 8 1/4% (a)  41,700  68
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,909)   6,205
CASH EQUIVALENTS - 1.5%
Taxable Central Cash Fund (b)
(Cost $19,152)  19,151,565  19,152
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $929,851)  $ 1,294,683
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $931,677,000. Net unrealized appreciation aggregated $363,006,000, of which $372,579,000 related to appreciated investment securities and $9,573,000 related to depreciated investment securities.
On December 31, 1991, the fund acquired substantially all of the assets of Fidelity Corporate Trust: Adjustable Rate Preferred Portfolio. At the time of the merger, Fidelity Corporate Trust: Adjustable Rate Preferred Portfolio had a capital loss carryforward, of which approximately $6,518,000 is still available to offset future gains of the fund, to the extent provided by regulations.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JULY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $929,851) -                                 $ 1,294,683
See accompanying schedule

Receivable for investments sold                                                       1,029

Receivable for fund shares sold                                                       5,420

Dividends receivable                                                                  4,803

Interest receivable                                                                   84

Other receivables                                                                     2

 TOTAL ASSETS                                                                         1,306,021

LIABILITIES

Payable for investments purchased                                          $ 4,579

Payable for fund shares redeemed                                            10,069

Accrued management fee                                                      690

Other payables and accrued expenses                                         306

Collateral on securities loaned, at value                                   2,824

 TOTAL LIABILITIES                                                                    18,468

NET ASSETS                                                                           $ 1,287,553

Net Assets consist of:

Paid in capital                                                                      $ 855,626

Undistributed net investment income                                                   3,210

Accumulated undistributed net realized gain (loss) on                                 63,887
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                         364,830
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 69,227 shares outstanding                                            $ 1,287,553

NET ASSET VALUE, offering price and redemption price per                              $18.60
share ($1,287,553 (divided by) 69,227 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                            $ 20,201
Dividends

Interest (including income on securities loaned of $20)                       756

 TOTAL INCOME                                                                 20,957

EXPENSES

Management fee                                                     $ 3,115
Basic fee

 Performance adjustment                                             514

Transfer agent fees                                                 1,345

Accounting and security lending fees                                265

Non-interested trustees' compensation                               3

Custodian fees and expenses                                         26

Registration fees                                                   34

Audit                                                               25

Legal                                                               4

Miscellaneous                                                       2

 Total expenses before reductions                                   5,333

 Expense reductions                                                 (154)     5,179

NET INVESTMENT INCOME                                                         15,778

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              67,542

 Foreign currency transactions                                      (58)      67,484

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              30,199

 Assets and liabilities in foreign currencies                       4         30,203

NET GAIN (LOSS)                                                               97,687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 113,465
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS      YEAR ENDED
                                                          ENDED           JANUARY 31,
                                                          JULY 31, 1997   1997
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 15,778        $ 38,852
Net investment income

 Net realized gain (loss)                                  67,484          61,625

 Change in net unrealized appreciation (depreciation)      30,203          44,036

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           113,465         144,513
FROM OPERATIONS

Distributions to shareholders                              (15,777)        (38,660)
From net investment income

 From net realized gain                                    (13,102)        (41,320)

 TOTAL DISTRIBUTIONS                                       (28,879)        (79,980)

Share transactions                                         159,410         542,924
Net proceeds from sales of shares

 Reinvestment of distributions                             25,694          71,648

 Cost of shares redeemed                                   (262,043)       (945,410)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (76,939)        (330,838)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  7,647           (266,305)

NET ASSETS

 Beginning of period                                       1,279,906       1,546,211

 End of period (including undistributed net investment    $ 1,287,553     $ 1,279,906
income of $3,210 and $3,209, respectively)

OTHER INFORMATION
Shares

 Sold                                                      9,159           33,232

 Issued in reinvestment of distributions                   1,478           4,482

 Redeemed                                                  (15,086)        (58,288)

 Net increase (decrease)                                   (4,449)         (20,574)


FINANCIAL HIGHLIGHTS
      SIX MONTHS      YEARS ENDED JANUARY 31,
      ENDED
      JULY 31, 1997

      (UNAUDITED)     1997                      1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

Net asset value,               $ 17.37    $ 16.41   $ 13.47   $ 15.84    $ 13.94   $ 12.94
beginning of period

Income from
Investment
Operations

 Net investment                 .22 D      .48 D     .54       .55        .50       .61
income

 Net realized                   1.41       1.50      3.22      (1.58)     2.14      1.37
 and unrealized
 gain (loss)

 Total from                     1.63       1.98      3.76      (1.03)     2.64      1.98
investment
 operations



Less Distributions

 From net investment            (.22)      (.48)     (.54)     (.54)      (.52)     (.60)
 income

 From net realized              (.18)      (.54)     (.28)     (.68)      (.22)     (.38)
gain

 In excess of net               -          -         -         (.12)      -         -
 realized gain

 Total distributions            (.40)      (1.02)    (.82)     (1.34)     (.74)     (.98)

Net asset value,               $ 18.60    $ 17.37   $ 16.41   $ 13.47    $ 15.84   $ 13.94
end of period

TOTAL RETURN B, C               9.55%      12.73%    28.61%    (6.38)%    19.34%    15.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 1,288    $ 1,280   $ 1,546   $ 1,171    $ 1,456   $ 1,002
period (in millions)

Ratio of expenses to            .86% A     .84%      .80%      .88%       .87%      .87%
average net assets

Ratio of expenses to            .84% A,    .81%      .77%      .87%       .86%      .87%
average net assets              F         F         F         F          F
after expense
reductions

Ratio of net investment         2.55% A    2.96%     3.69%     3.87%      3.39%     4.57%
income to average
net assets

Portfolio turnover rate         39% A      56%       98%       98%        47%       73%

Average commission             $ .0059    $ .0048
rate  G


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income
2. OPERATING POLICIES -
CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $239,590,000 and $327,271,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .59% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $345,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives
5. SECURITY LENDING -
CONTINUED
U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $2,643,000 and $2,824,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $147,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $6,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan Fund
Real Estate Investment Portfolio
Spartan(registered trademark) Market Index Fund
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
REAL ESTATE INVESTMENT
PORTFOLIO
SEMIANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   16    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  20    Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
THE
GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997       PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

Fidelity Real Estate Investment   9.37%    41.90%   112.42%   219.79%

S&P 500(registered trademark)     22.55%   52.14%   155.75%   303.48%

Real Estate Funds Average         9.96%    38.66%   97.47%    163.65%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997       PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Fidelity Real Estate Investment   41.90%   16.26%   12.33%

S&P 500                           52.14%   20.66%   14.96%

Real Estate Funds Average         38.66%   14.34%   9.95%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970808 094654 S00000000000001
             Real Estate                 S&P 500
             00303                       SP001
  1987/07/31      10000.00                    10000.00
  1987/08/31       9805.83                    10373.00
  1987/09/30       9570.31                    10145.83
  1987/10/31       8279.16                     7960.42
  1987/11/30       8505.85                     7304.48
  1987/12/31       8732.26                     7860.35
  1988/01/31       9299.56                     8191.27
  1988/02/29       9603.46                     8572.99
  1988/03/31       9521.12                     8308.08
  1988/04/30       9531.41                     8400.30
  1988/05/31       9304.96                     8473.38
  1988/06/30       9615.63                     8862.31
  1988/07/31       9657.48                     8828.63
  1988/08/31       9563.31                     8528.46
  1988/09/30       9710.49                     8891.77
  1988/10/31       9625.40                     9138.96
  1988/11/30       9487.13                     9008.28
  1988/12/31       9637.21                     9165.92
  1989/01/31       9734.45                     9836.87
  1989/02/28       9766.86                     9591.93
  1989/03/31       9841.99                     9815.42
  1989/04/30      10105.32                    10324.84
  1989/05/31      10291.84                    10743.00
  1989/06/30      10644.74                    10681.76
  1989/07/31      11179.20                    11646.33
  1989/08/31      11335.09                    11874.59
  1989/09/30      11201.32                    11825.91
  1989/10/31      10783.52                    11551.55
  1989/11/30      10919.02                    11787.20
  1989/12/31      10964.62                    12070.09
  1990/01/31      10724.51                    11260.19
  1990/02/28      10655.91                    11405.44
  1990/03/31      10713.08                    11707.69
  1990/04/30      10574.10                    11415.00
  1990/05/31      10527.77                    12527.96
  1990/06/30      10690.38                    12442.77
  1990/07/31      10760.79                    12402.95
  1990/08/31       9998.03                    11281.73
  1990/09/30       9498.44                    10732.31
  1990/10/31       9224.68                    10686.16
  1990/11/30       9807.92                    11376.48
  1990/12/31      10011.13                    11693.89
  1991/01/31      10944.37                    12203.74
  1991/02/28      11283.74                    13076.31
  1991/03/31      12030.06                    13392.75
  1991/04/30      12361.50                    13424.90
  1991/05/31      12656.11                    14004.85
  1991/06/30      12248.81                    13363.43
  1991/07/31      12509.69                    13986.17
  1991/08/31      12571.80                    14317.64
  1991/09/30      12936.54                    14078.53
  1991/10/31      12722.81                    14267.18
  1991/11/30      12597.09                    13692.22
  1991/12/31      13934.32                    15258.61
  1992/01/31      14774.96                    14974.80
  1992/02/29      14456.53                    15169.47
  1992/03/31      14367.93                    14873.66
  1992/04/30      14161.93                    15310.95
  1992/05/31      14586.79                    15385.97
  1992/06/30      14418.96                    15156.72
  1992/07/31      15054.33                    15776.63
  1992/08/31      15093.23                    15453.21
  1992/09/30      15510.03                    15635.56
  1992/10/31      15679.75                    15690.28
  1992/11/30      15966.98                    16225.32
  1992/12/31      16652.79                    16424.89
  1993/01/31      17472.21                    16562.86
  1993/02/28      17895.14                    16788.12
  1993/03/31      19183.88                    17142.35
  1993/04/30      18318.55                    16727.50
  1993/05/31      18092.23                    17175.80
  1993/06/30      18563.19                    17225.61
  1993/07/31      18684.07                    17156.71
  1993/08/31      18979.58                    17806.95
  1993/09/30      19856.04                    17669.83
  1993/10/31      19530.97                    18035.60
  1993/11/30      18393.25                    17864.26
  1993/12/31      18736.32                    18080.42
  1994/01/31      18888.20                    18695.15
  1994/02/28      19813.28                    18188.51
  1994/03/31      19104.65                    17395.49
  1994/04/30      19369.22                    17618.16
  1994/05/31      19786.96                    17907.09
  1994/06/30      19195.73                    17468.37
  1994/07/31      19153.57                    18041.33
  1994/08/31      19069.26                    18781.03
  1994/09/30      18842.51                    18320.89
  1994/10/31      18090.51                    18733.11
  1994/11/30      17452.03                    18050.85
  1994/12/31      19118.22                    18318.55
  1995/01/31      18278.17                    18793.55
  1995/02/28      18567.84                    19525.93
  1995/03/31      18641.36                    20102.14
  1995/04/30      18348.03                    20694.15
  1995/05/31      19022.70                    21521.30
  1995/06/30      19420.14                    22021.23
  1995/07/31      19761.63                    22751.46
  1995/08/31      20162.50                    22808.57
  1995/09/30      20520.94                    23771.09
  1995/10/31      19950.08                    23686.22
  1995/11/30      20055.24                    24726.05
  1995/12/31      21205.11                    25202.27
  1996/01/31      21587.05                    26060.16
  1996/02/29      21663.44                    26301.74
  1996/03/31      21679.94                    26555.02
  1996/04/30      21649.03                    26946.44
  1996/05/31      22097.16                    27641.39
  1996/06/30      22457.50                    27746.70
  1996/07/31      22535.75                    26520.86
  1996/08/31      23521.69                    27080.18
  1996/09/30      24276.98                    28604.25
  1996/10/31      25021.28                    29393.16
  1996/11/30      26193.17                    31614.99
  1996/12/31      28886.68                    30988.69
  1997/01/31      29239.15                    32924.87
  1997/02/28      29335.28                    33183.00
  1997/03/31      29342.44                    31819.51
  1997/04/30      28420.94                    33719.13
  1997/05/31      29229.27                    35771.95
  1997/06/30      30803.74                    37374.54
  1997/07/31      31979.08                    40348.43
IMATRL PRASUN   SHR__CHT 19970731 19970808 094657 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Real Estate Investment Portfolio on July 31, 1987. As the chart shows, by July 31, 1997, the value of the investment would have grown to $31,979 - a 219.79% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $40,348 - a 303.48% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Barry Greenfield, Portfolio Manager of Fidelity Real Estate Investment Portfolio
Q. HOW DID THE FUND PERFORM, BARRY?
A. For the six-month period that ended July 31, 1997, the fund returned 9.37%. This slightly trailed the real estate funds average, as tracked by Lipper Analytical Services, which returned 9.96% during the same time span. For the 12 months that concluded July 31, 1997, the fund generated a return of 41.90% versus 38.66% for the Lipper peer group.
Q. THE SIX- AND 12-MONTH RETURNS FOR THE FUND IMPLY THAT REAL ESTATE INVESTMENT TRUSTS (REITS) HAD A GREAT YEAR, BUT SLOWED DOWN SOME IN THE SECOND HALF. WHAT HAPPENED?
A. The REIT market has been a little more volatile this year, but what we're seeing so far in 1997 is actually more of a normal year in terms of overall performance. REITs were due for a price correction or slower advance, as the majority of stocks in the universe soared too quickly - rising approximately 30% in just a six-month span in 1996. To put that in perspective, the average yearly return for REITs is around 13%, so slightly more than TWO YEARS of growth was crammed into a very short period. From mid-March to mid-April of this year, the average REIT fell by around 9%, while the more aggressive, "new-era" REITs - which I'll talk more about later - tumbled by approximately 20%. Because this correction was due to the rapid rise in valuations rather than deteriorating business prospects, I held onto many of the fund's positions and got rewarded when REITs rebounded in June and July.
Q. WE TALKED SIX MONTHS AGO ABOUT THE ENORMOUS DEMAND FOR REITS. DID THIS THIRST CONTINUE DESPITE THE VOLATILITY YOU JUST DESCRIBED?
A. It did. New money continued to pour into the real estate market, particularly from America's diversified stock and pension fund managers. At the same time, existing REITs issued a record amount of new shares through the first seven months of 1997, surpassing the peak of the previous mark established in all of 1993. The supply and demand forces seem to be in equilibrium, but it remains to be seen whether this record amount of paper will overwhelm the demand. Basically, the word has spread that REITs can be a very attractive investment alternative.
Q. WITH THE REIT MARKET BECOMING MORE "DISCOVERED" BY THE DAY, HOW DID YOU TRY TO GAIN A PERFORMANCE EDGE?
A. When you have as many market participants as we've had lately, everyone knows which geographic regions or property sectors are hot or cold. This is where the new-era REITs I mentioned earlier came into play. New-era REITs are more aggressive than traditional REITs because of their proactive, not-afraid-to-change mentality. Most new-era REITs are either expanding their geographic focus, getting involved in new property types or are acquiring "paired shares," which are common stocks of two different entities under the same management that trade as one unit. In addition, some companies are creating "paper-clipped" pairs, combining an operating company with a real estate company which can then be separated and sold separately by the shareholder. New-era REITs - which comprised nine of the fund's current top 10 positions - prosper when the market's going well, but can decline sharply when the market staggers. Overall, these positions made positive contributions to the fund's performance. (For a more expanded discussion on "new-era" REITs, please see the callout box on page 8.)
Q. HOW DID THE HOTEL AND OFFICE BUILDING SECTORS PERFORM?
A. Both were positive contributors to performance due to favorable supply and demand conditions. Speaking from personal experience, finding a hotel room in a busy metropolis these days is difficult. While there hasn't been a lot of new hotel construction, occupancies and rates have been growing at a double-digit pace. Because of this demand, hotels today enjoy an enormous pricing advantage. The office building scenario is similar. In real estate-speak, there are three classes of office building space: Class A, Class B and Class C. Class A office space consists of buildings in the central business district of major cities, while Class B and Class C space is often located in the surrounding environs. There has been virtually no building activity in the past five years, partially due to the time and paperwork involved in getting a project approved. As a result, Class A office space is in very high demand, and while only 7%-10% of leases roll over each year, the ones that do are at substantially higher rents. With a dearth of competition, this backdrop has resulted in a nice mix of rising earnings and flat expenses.
Q. WHAT INDIVIDUAL HOLDINGS CONTRIBUTED POSITIVELY TO PERFORMANCE? WHICH PROVED DISAPPOINTING?
A. My new-era strategy seems to be working, because most of the fund's top-performing stocks fell into that category. Catellus Development Corp., for instance, owns more land than any company in America, including a huge parcel stretching from the Bay Bridge to Candlestick Park in San Francisco. The company used to sell land to other companies, but it recently has begun building properties itself. Crescent Real Estate Equities was another strong stock, as the company benefited from adopting the "paired shares" mentality I mentioned earlier. Most of the fund's weaker contributors were smaller positions, including Walden Residential Properties, Capstead Mortgage Corp. - which the fund no longer owns - and Rouse.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. We've recovered from the real estate doldrums of the early 1990s, and I think there is still some more juice left. Properties are being sold closer to their fair value, occupancies are rising nicely in several property classes, and hotel and office rents are going up sharply in many major cities. What typically kills the real estate market is overbuilding, and we haven't seen much of that. My concern in the short run is that the record supply of REIT paper may overwhelm the market. I also think we'll see a very substantial increase in merger and acquisition activity. The newly-formed companies will be larger, more dominant and more liquid, thus becoming more attractive to pension funds.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: above-average
income and long-term capital
growth by investing mainly in
the equity securities of
companies in the real estate
industry
FUND NUMBER: 303
TRADING SYMBOL: FRESX
START DATE: November 17,
1986
SIZE: as of July 31, 1997,
more than $2.1 billion
MANAGER: Barry Greenfield,
since 1986; manager,
Fidelity Fund, 1982-1993;
joined Fidelity in 1968
(checkmark)
BARRY GREENFIELD ON
"NEW-ERA" REITS:
"The REIT Act of 1960
stipulated that real estate
companies could only derive
their income from real
estate-related activity, mainly
the collection of rent. But four
companies were
grandfathered as 'paired
shares,' meaning one stock
comprises the real estate part
of the business while another
stock, managed by the same
company, operates
peripheral, non-real-estate
businesses. The paired
shares then trade together as
one unit of common stock.
Many of the new-era REITs I've
been attracted to either have
acquired one of these four
paired-share companies or
have changed their corporate
mentality to imitate them in
many ways. For instance,
Crescent, one of the fund's
larger positions, recently
acquired a health care
company. The health care
company owned real estate,
but was also a health care
provider/manager. Crescent
couldn't keep the operating
company portion of its new
acquisition, because that
portion treats patients and
isn't real estate-related. So
Crescent created a separate
entity for that portion of the
health care company and
spun it off to its shareholders.
The key difference between
this situation and paired
shares, though, is that these
two stocks trade separately."

NOTE TO SHAREHOLDERS:
Robert McConnaughey has
been named associate
portfolio manager, effective
September 15, 1997. He will
assist Barry Greenfield, who
continues to serve as the
fund's portfolio manager.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JULY 31, 1997
                                               % OF        % OF FUND'S
                                               FUND'S      INVESTMENTS
                                               INVESTMEN   IN THESE STOCKS
                                               TS          6 MONTHS AGO

Equity Residential Properties Trust (SBI)      4.8         2.9

Starwood Lodging Trust combined certificate    4.1         3.1
(SBI)

Public Storage, Inc.                           4.1         3.1

Cali Realty Corp.                              3.8         2.6

Duke Realty Investors, Inc.                    3.6         3.1

Crescent Real Estate Equities, Inc.            3.5         2.5

Patriot American Hospitality, Inc.             3.2         2.2

Bay Apartment Communities, Inc.                2.9         2.6

Felcor Suite Hotels, Inc.                      2.8         1.7

Catellus Development Corp.                     2.7         1.2

TOP FIVE REIT  SECTORS AS OF  JULY 31, 1997
                       % OF        % OF FUND'S
                       FUND'S      INVESTMENTS
                       INVESTMEN   IN THESE MARKET
                       TS          SECTORS
                                   6 MONTHS AGO

Industrial Buildings   16.4        14.8

Apartments             15.6        16.2

Office Buildings       14.6        14.3

Hotels                 13.1        10.4

Shopping Centers       9.6         9.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 * AS OF JANUARY 31, 1997 **
4
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 43.7
Row: 1, Col: 4, Value: 50.0
Stocks  90.7%
Convertible
securities 0.1%
Short-term
investments 9.2%
FOREIGN
INVESTMENTS 1.7%
Stocks  94.7%
Convertible
securities 0.5%
Short-term
investments 4.8%
FOREIGN
INVESTMENTS 1.9%
Row: 1, Col: 1, Value: 9.199999999999999
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 39.3
Row: 1, Col: 4, Value: 50.0
*
**
INVESTMENTS JULY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.3%
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITs) - 85.6%
REITS - APARTMENTS - 15.2%
Apartment Investment & Management Co. Class A (b)  1,647,900 $ 52,733
Avalon Properties, Inc.   451,800  12,481
BRE Properties, Inc. Class A  1,107,200  28,234
Bay Apartment Communities, Inc. (b)  1,619,620  62,254
Colonial Properties Trust (SBI)  417,600  12,476
Equity Residential Properties Trust (SBI)  2,052,662  103,531
Essex Property Trust, Inc.   376,600  12,357
Home Properties of NY, Inc.   57,700  1,309
Irvine Apartment Communities, Inc.   299,300  8,979
Oasis Residential, Inc.   558,700  13,409
Post Properties, Inc.   355,200  14,186
Smith (Charles E.) Residential Realty, Inc.   91,800  2,668
Town & Country Trust   365,900  6,266
  330,883
REITS - FACTORY OUTLETS - 0.7%
Chelsea GCA Realty, Inc.   138,600  5,466
Tanger Factory Outlet Centers, Inc. (b)   358,100  10,206
  15,672
REITS - HEALTHCARE FACILITIES - 3.1%
American Health Properties, Inc.   201,200  5,068
LTC Properties, Inc.   700,700  13,226
Meditrust (SBI)  904,800  36,192
Omega Healthcare Investors, Inc.   94,100  3,082
Sunrise Assisted Living, Inc. (a)   240,500  8,688
  66,256
REITS - HOTELS - 13.1%
Equity Inns, Inc.   320,500  4,487
Felcor Suite Hotels, Inc.   1,555,870  60,679
Hospitality Properties Trust (SBI)   121,700  3,887
Innkeepers USA Trust (b)  1,991,524  28,006
Patriot American Hospitality, Inc.  2,805,507  69,962
RFS Hotel Investors, Inc.   423,000  7,720
Starwood Lodging Trust combined certificate (SBI) 1,933,183 90,135 Sunstone Hotel Investors, Inc. (b) 1,422,100 19,909
  284,785
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITs) - CONTINUED
REITS - INDUSTRIAL BUILDINGS - 16.4%
Bedford Property Investors, Inc.   547,800 $ 10,922
CenterPoint Properties Corp.   734,500  24,239
Duke Realty Investors, Inc. (b)  1,781,884  79,182
Eastgroup Properties, Inc. (b)  718,750  14,330
First Industrial Realty Trust, Inc.   731,600  22,634
Liberty Property Trust (SBI)  1,072,000  28,274
Meridian Industrial Trust, Inc.   443,600  9,870
Public Storage, Inc.   2,981,900  88,525
Sovran Self Storage, Inc.   363,400  10,788
Spieker Properties, Inc.   1,030,100  38,307
Storage USA, Inc.   307,078  12,667
Storage Trust Realty (SBI)  321,000  8,527
Weeks Corp.   261,600  8,273
  356,538
REITS - LEISURE - 1.1%
Franchise Finance Corp. of America  220,900  5,840
National Golf Properties, Inc.   411,700  13,071
Santa Anita Realty Enterprises, Inc. combined certificate  174,200  5,574
  24,485
REITS - MALLS - 6.0%
CBL & Associates Properties, Inc.   525,300  13,395
Crown American Realty Trust (SBI)  375,800  3,641
General Growth Properties, Inc.   262,600  9,240
Macerich Co.   527,800  15,174
Mills Corp. (b)  1,130,822  30,037
Simon Debartolo Group, Inc.   981,300  31,402
Taubman Centers, Inc.   1,022,400  13,355
Urban Shopping Centers, Inc.   443,800  13,730
  129,974
REITS - MANAGEMENT/INVESTMENT - 1.2%
Glenborough Realty Trust, Inc.   961,700  22,900
Riocan Real Estate Investment Trust unit  195,000  2,886
  25,786
REITS - MOBILE HOME PARKS - 2.2%
Chateau Communities, Inc.   141,482  4,094
Manufactured Home Communities, Inc.   809,100  19,368
Sun Communities, Inc.   687,300  24,872
  48,334
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITs) - CONTINUED
REITS - MORTGAGE - 1.6%
Dynex Capital, Inc.   359,600 $ 5,169
Ocwen Asset Investment Corp.   210,000  5,171
Realty Income Corp.   601,400  15,486
Thornburg Mortgage Asset Corp.   439,500  9,779
  35,605
REITS - OFFICE BUILDINGS - 14.6%
Alexandria Real Estate Equities, Inc.  185,900  4,589
Arden Realty Group, Inc.   821,100  22,324
Beacon Properties Corp.   295,600  10,826
Boston Properties, Inc.   124,400  3,468
Cali Realty Corp. (b)  2,256,100  82,489
Carr Realty Corp.   989,000  29,670
Cornerstone Properties, Inc.  68,800  1,140
Crescent Real Estate Equities, Inc.   2,465,900  77,059
Equity Office Properties Trust   446,000  12,934
Kilroy Realty Corp.   197,100  4,952
Reckson Associates Realty Corp. (b)  2,238,800  55,690
Trinet Corporate Realty Trust, Inc.   347,600  12,362
  317,503
REITS - PRISON - 0.8%
CCA Prison Realty Trust  535,900  16,613
REITS - SHOPPING CENTERS - 9.6%
Bradley Real Estate Trust (SBI)  653,600  12,255
Burnham Pacific Properties, Inc.   578,000  8,237
Commercial Net Lease Realty, Inc.   59,900  932
Developers Diversified Realty Corp.   1,249,200  49,343
Excel Realty Trust, Inc. (b)  1,480,600  44,048
Federal Realty Investment Trust (SBI)  136,800  3,625
First Washington Realty Trust, Inc.   109,400  2,639
HRE Properties  38,900  695
IRT Property Co.   1,199,441  15,368
JDN Realty Corp.  349,500  10,900
JP Realty, Inc.   451,600  11,431
Kimco Realty Corp.   424,200  14,423
Malan Realty Investors, Inc. (b)  183,400  3,198
Mid Atlantic Realty Trust  352,200  4,226
Regency Realty Group   179,000  4,799
Weingarten Realty Investors (SBI)  535,400  23,357
  209,476
TOTAL REAL ESTATE INVESTMENT TRUSTS   1,861,910
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION - 0.2%
OPERATIVE BUILDERS - 0.2%
Fairfield Communities, Inc. (a)   149,700 $ 4,154
LODGING & GAMING - 1.2%
HOTELS, MOTELS, & TOURIST COURTS - 1.2%
Four Seasons Hotels, Inc.   111,100  3,708
Host Marriott Corp. (a)   644,300  12,846
Red Lion Inns LP (b)  408,400  9,521
  26,075
REAL ESTATE OPERATORS, NON-RESIDENTIAL - 6.4%
TRUSTS - 3.3%
Forest City Enterprises, Inc. Class A  200,000  10,513
Parkway Properties, Inc. (b)   387,500  11,165
Ramco-Gershenson Properties Trust (SBI)  313,300  5,953
Rouse Co. (The)  369,900  10,981
Security Capital US Realty (a) :
 Class A (Reg.)  700,000  10,290
 Class A  510,000  7,497
Trizec Hahn Corp. (sub-vtg.)  426,300  9,897
Wellsford Real Properties, Inc. (b)  377,225  4,432
  70,728
REAL ESTATE, GENERAL - 0.1%
Boardwalk Equities, Inc. (a)   135,500  2,517
SUBDIVIDED REAL ESTATE DEVELOPMENT - 3.0%
Catellus Development Corp. (a)   2,830,000  58,015
Concord Land Development Co. Ltd. (c)  3,394,000  4,538
Newhall Land & Farming Co.  140,200  3,155
  65,708
TOTAL REAL ESTATE operators, NON-RESIDENTIAL   138,953
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SAVINGS & LOANS - 0.9%
SAVINGS BANKS, FEDERAL CHARTER - 0.9%
Golden State Bancorp  676,800 $ 19,204
TOTAL COMMON STOCKS
(Cost $1,602,288)   2,050,296
NONCONVERTIBLE PREFERRED STOCKS - 0.4%
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
REITS - APARTMENTS - 0.4%
Walden Residential Properties, Inc. 9.20%
(Cost $8,298)  341,700  8,883
CONVERTIBLE BONDS - 0.5%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT (000S)
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
REITS - HEALTH CARE FACILITIES - 0.3%
Sunrise Assisted Living, Inc.
5 1/2%, 6/15/02 (c)  B2 $ 5,000  5,850
REITS - MALLS - 0.2%
Macerich Co. 7 1/4%, 12/15/02 (c)  -  5,000  5,038
TOTAL CONVERTIBLE BONDS
(Cost $10,000)   10,888
CASH EQUIVALENTS - 4.8%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%, dated
7/31/97 due 8/1/97  $ 104,593  104,576
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,725,162)  $ 2,174,643
LEGEND
1. Non-income producing
2. Affiliated company (see Note 6 of Notes to Financial Statements).
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,426,000 or 0.7% of net assets.
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,725,835,000. Net unrealized appreciation (depreciation) aggregated $448,808,000, of which $451,256,000 related to appreciated investment securities and $2,448,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNT) JULY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                               $ 2,174,643
agreements of $104,576) (cost $1,725,162) - See
accompanying schedule

Cash                                                                                    621

Receivable for investments sold                                                         35,893

Receivable for fund shares sold                                                         4,752

Dividends receivable                                                                    4,686

Interest receivable                                                                     74

Redemption fees receivable                                                              1

Other receivables                                                                       76

 TOTAL ASSETS                                                                           2,220,746

LIABILITIES

Payable for investments purchased                                           $ 17,186

Payable for fund shares redeemed                                             5,939

Accrued management fee                                                       1,068

Other payables and accrued expenses                                          491

 TOTAL LIABILITIES                                                                      24,684

NET ASSETS                                                                             $ 2,196,062

Net Assets consist of:

Paid in capital                                                                        $ 1,683,176

Undistributed net investment income                                                     22,148

Accumulated undistributed net realized gain (loss) on                                   41,259
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                           449,479
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 112,094 shares outstanding                                             $ 2,196,062

NET ASSET VALUE, offering price and redemption price                                    $19.59
per share ($2,196,062 (divided by) 112,094 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                            $ 58,344
Dividends (including $10,468 received from
affiliated issuers)

Interest                                                                      5,218

 TOTAL INCOME                                                                 63,562

EXPENSES

Management fee                                                     $ 6,574

Transfer agent fees                                                 2,438

Accounting fees and expenses                                        400

Non-interested trustees' compensation                               5

Custodian fees and expenses                                         51

Registration fees                                                   78

Audit                                                               22

Legal                                                               4

Miscellaneous                                                       4

 Total expenses before reductions                                   9,576

 Expense reductions                                                 (305)     9,271

NET INVESTMENT INCOME                                                         54,291

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of           43,409
$(238) on sales of investments in affiliated issuers)

 Foreign currency transactions                                      1         43,410

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              84,649

 Assets and liabilities in foreign currencies                       (2)       84,647

NET GAIN (LOSS)                                                               128,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 182,348
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED JULY 31,     JANUARY 31,
                                                          1997 (UNAUDITED)   1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 54,291           $ 57,482
Net investment income

 Net realized gain (loss)                                  43,410             13,773

 Change in net unrealized appreciation (depreciation)      84,647             297,293

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           182,348            368,548
FROM OPERATIONS

Distributions to shareholders                              (40,116)           (46,819)
From net investment income

 From net realized gain                                    (1,227)            -

 TOTAL DISTRIBUTIONS                                       (41,343)           (46,819)

Share transactions                                         569,817            1,406,864
Net proceeds from sales of shares

 Reinvestment of distributions                             39,049             43,072

 Cost of shares redeemed                                   (750,512)          (307,589)

 Redemption fees                                           860                460

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (140,786)          1,142,807
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  219                1,464,536

NET ASSETS

 Beginning of period                                       2,195,843          731,307

 End of period (including undistributed net investment    $ 2,196,062        $ 2,195,843
income of $22,148 and $7,973, respectively)

OTHER INFORMATION
Shares

 Sold                                                      31,012             85,737

 Issued in reinvestment of distributions                   2,098              2,808

 Redeemed                                                  (41,305)           (20,000)

 Net increase (decrease)                                   (8,195)            68,545


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED JANUARY 31,
      ENDED JULY 31,
      1997

      (UNAUDITED)       1997                      1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

Net asset value, beginning     $ 18.25    $ 14.13    $ 12.62   $ 13.68   $ 13.22   $ 11.60
of period

Income from Investment
Operations

 Net investment income          .45 D      .86 D      .72       .67       .54       .68 D

 Net realized and               1.23       3.97       1.50      (1.10)    .52       1.37
 unrealized gain (loss)

 Total from investment          1.68       4.83       2.22      (.43)     1.06      2.05
 operations

Less Distributions              (.34)      (.72)      (.71)     (.63)     (.60)     (.43)
From net investment
 income

 From net realized gain         (.01)      -          -         -         -         -

 Total distributions            (.35)      (.72)      (.71)     (.63)     (.60)     (.43)

Redemption fees added to        .01        .01        -         -         -         -
paid in capital

Net asset value,               $ 19.59    $ 18.25    $ 14.13   $ 12.62   $ 13.68   $ 13.22
end of period

TOTAL RETURN B, C               9.37%      35.45%     18.10%    (3.23)    8.10%     18.26%
                                                               %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 2,196    $ 2,196    $ 731     $ 490     $ 431     $ 247
(in millions)

Ratio of expenses to            .88% A     .94%       .99%      1.06%     1.17%     1.16%
average net assets

Ratio of expenses to            .85% A,    .90%       .95%      1.03%     1.13%     1.16%
average net assets after        F         F          F         F         F
expense reductions

Ratio of net investment         5.00% A    5.63%      6.28%     5.67%     4.34%     5.81%
income to average net
assets

Portfolio turnover rate         84% A      55%        85%       75%       110%      82%

Average commission rate G      $ .0410    $ .0420


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997 (Unaudited)




7. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $832,707,000 and $892,275,000, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,054,000 for the period.
11. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $283,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $17,000, respectively, under these arrangements.
12. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Ambassador Apartments, Inc.  $ 2,042 $ 5,466 $ - $ -
Apartment Investment &
 Management Co. Class A   14,219  -  1,143  52,733
Arden Realty Group, Inc.   259  1,012  -  -
Bay Apartment Communities, Inc.    2,618  1,574  1,327  62,254
Bay Meadows Operating Co.    -  -  -  -
Cali Realty Corp.    13,958  -  870  82,489
CenterPoint Properties Corp.    474  2,663  372  -
Duke Realty Investors, Inc.    6,056  3,571  1,709  79,182
Eastgroup Properties, Inc.    -  -  -  14,330
Excel Realty Trust, Inc.    10,299  -  1,216  44,048
Glenborough Realty Trust, Inc.    -  -  -  -
Haagen Alexander Properties, Inc.    -  4,538  226  -
Innkeepers USA Trust    296  471  1,012  28,006
Malan Realty Investors, Inc.    178  -  -  3,198
Mid Atlantic Realty Trust    617  1,151  218  -
Mills Corp.    -  -  -  30,037
Pacific Gulf Properties, Inc.    676  741  502  -
Parkway Properties, Inc.    1,634  -  176  11,165
Reckson Associates Realty Corp.    10,468  391  700  55,690
Red Lion Inns LP    229  -  444  9,521
Sunstone Hotel Investors, Inc.    2,406  -  356  19,909
Tanger Factory Outlet Centers, Inc.    336  -  197  10,206
Wellsford Real Properties, Inc.    1,328  -  -  4,432
TOTALS  $ 68,093 $ 21,578 $ 10,468 $ 507,200
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Richard A. Spillane Jr., Vice President
Barry Greenfield, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan Fund
Real Estate Investment Portfolio
Spartan Market Index Fund
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
EQUITY-INCOME
FUND
SEMIANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   31    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  35    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997     PAST 6   PAST 1   PAST 5    PAST 10
                                MONTHS   YEAR     YEARS     YEARS

Fidelity Equity-Income          21.21%   44.70%   157.87%   273.11%

S&P 500(registered trademark)   22.55%   52.14%   155.75%   303.48%

Equity Income Funds Average     17.80%   39.93%   118.42%   224.63%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 191 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997    PAST 1   PAST 5   PAST 10
                               YEAR     YEARS    YEARS

Fidelity Equity-Income         44.70%   20.86%   14.07%

S&P 500                        52.14%   20.66%   14.96%

Equity Income Funds Average    39.93%   16.77%   12.24%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970811 104743 S00000000000001
             Equity Income               S&P 500
             00023                       SP001
  1987/07/31      10000.00                    10000.00
  1987/08/31      10283.24                    10373.00
  1987/09/30      10054.69                    10145.83
  1987/10/31       8289.65                     7960.42
  1987/11/30       7922.49                     7304.48
  1987/12/31       8240.50                     7860.35
  1988/01/31       8791.13                     8191.27
  1988/02/29       9202.21                     8572.99
  1988/03/31       9091.20                     8308.08
  1988/04/30       9217.20                     8400.30
  1988/05/31       9324.11                     8473.38
  1988/06/30       9852.53                     8862.31
  1988/07/31       9833.21                     8828.63
  1988/08/31       9636.16                     8528.46
  1988/09/30       9920.02                     8891.77
  1988/10/31      10095.98                     9138.96
  1988/11/30       9998.23                     9008.28
  1988/12/31      10093.88                     9165.92
  1989/01/31      10738.77                     9836.87
  1989/02/28      10642.64                     9591.93
  1989/03/31      10849.13                     9815.42
  1989/04/30      11253.70                    10324.84
  1989/05/31      11522.04                    10743.00
  1989/06/30      11557.43                    10681.76
  1989/07/31      12308.45                    11646.33
  1989/08/31      12458.66                    11874.59
  1989/09/30      12307.14                    11825.91
  1989/10/31      11653.85                    11551.55
  1989/11/30      11809.79                    11787.20
  1989/12/31      11978.46                    12070.09
  1990/01/31      11243.72                    11260.19
  1990/02/28      11261.53                    11405.44
  1990/03/31      11269.22                    11707.69
  1990/04/30      10845.67                    11415.00
  1990/05/31      11544.08                    12527.96
  1990/06/30      11497.33                    12442.77
  1990/07/31      11333.21                    12402.95
  1990/08/31      10453.36                    11281.73
  1990/09/30       9696.99                    10732.31
  1990/10/31       9502.96                    10686.16
  1990/11/30      10098.91                    11376.48
  1990/12/31      10299.01                    11693.89
  1991/01/31      10800.93                    12203.74
  1991/02/28      11558.64                    13076.31
  1991/03/31      11726.83                    13392.75
  1991/04/30      11785.47                    13424.90
  1991/05/31      12401.12                    14004.85
  1991/06/30      11858.80                    13363.43
  1991/07/31      12491.79                    13986.17
  1991/08/31      12773.68                    14317.64
  1991/09/30      12711.22                    14078.53
  1991/10/31      12906.39                    14267.18
  1991/11/30      12395.94                    13692.22
  1991/12/31      13327.26                    15258.61
  1992/01/31      13458.96                    14974.80
  1992/02/29      13869.26                    15169.47
  1992/03/31      13682.29                    14873.66
  1992/04/30      14143.32                    15310.95
  1992/05/31      14281.63                    15385.97
  1992/06/30      14117.08                    15156.72
  1992/07/31      14468.71                    15776.63
  1992/08/31      14179.13                    15453.21
  1992/09/30      14293.34                    15635.56
  1992/10/31      14439.51                    15690.28
  1992/11/30      14914.56                    16225.32
  1992/12/31      15283.10                    16424.89
  1993/01/31      15736.17                    16562.86
  1993/02/28      16115.48                    16788.12
  1993/03/31      16645.52                    17142.35
  1993/04/30      16613.64                    16727.50
  1993/05/31      16911.17                    17175.80
  1993/06/30      17115.53                    17225.61
  1993/07/31      17378.02                    17156.71
  1993/08/31      17961.93                    17806.95
  1993/09/30      17936.16                    17669.83
  1993/10/31      18243.91                    18035.60
  1993/11/30      17952.35                    17864.26
  1993/12/31      18539.84                    18080.42
  1994/01/31      19279.46                    18695.15
  1994/02/28      18753.51                    18188.51
  1994/03/31      17938.02                    17395.49
  1994/04/30      18330.95                    17618.16
  1994/05/31      18564.42                    17907.09
  1994/06/30      18316.74                    17468.37
  1994/07/31      18832.38                    18041.33
  1994/08/31      19491.26                    18781.03
  1994/09/30      19036.93                    18320.89
  1994/10/31      19215.60                    18733.11
  1994/11/30      18426.00                    18050.85
  1994/12/31      18584.93                    18318.55
  1995/01/31      18699.95                    18793.55
  1995/02/28      19396.13                    19525.93
  1995/03/31      19884.06                    20102.14
  1995/04/30      20536.81                    20694.15
  1995/05/31      21208.03                    21521.30
  1995/06/30      21526.30                    22021.23
  1995/07/31      22289.55                    22751.46
  1995/08/31      22457.10                    22808.57
  1995/09/30      23153.72                    23771.09
  1995/10/31      22754.41                    23686.22
  1995/11/30      23840.03                    24726.05
  1995/12/31      24496.80                    25202.27
  1996/01/31      25284.73                    26060.16
  1996/02/29      25530.15                    26301.74
  1996/03/31      26008.17                    26555.02
  1996/04/30      26330.89                    26946.44
  1996/05/31      26660.19                    27641.39
  1996/06/30      26693.12                    27746.70
  1996/07/31      25785.01                    26520.86
  1996/08/31      26394.83                    27080.18
  1996/09/30      27356.99                    28604.25
  1996/10/31      28197.51                    29393.16
  1996/11/30      29951.93                    31614.99
  1996/12/31      29647.17                    30988.69
  1997/01/31      30782.39                    32924.87
  1997/02/28      31273.86                    33183.00
  1997/03/31      30312.20                    31819.51
  1997/04/30      31240.98                    33719.13
  1997/05/31      33323.72                    35771.95
  1997/06/30      34799.57                    37374.54
  1997/07/31      37311.03                    40348.43
IMATRL PRASUN   SHR__CHT 19970731 19970811 104746 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income Fund on July 31, 1987. As the chart shows, by July 31, 1997, the value of the investment would have grown to $37,311 - a 273.11% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $40,348 - a 303.48% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Stephen Petersen, Portfolio Manager of Fidelity Equity-Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. For the six- and 12-month periods ending July 31, 1997, the fund returned 21.21% and 44.70%, outperforming the equity income funds average, as tracked by Lipper Analytical Services, which returned 17.80% and 39.93%, respectively. However, over the past six and 12 months, the fund lagged the Standard and Poor's 500 Index, which returned 22.55% and 52.14%, respectively.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 INDEX?
A. When you compare the performance of most actively managed diversified funds, like this one, against the S&P 500's performance over the period, very few beat the index. That's because the index was heavily weighted in a small number of very-large-capitalization stocks, and those stocks were the top performers over the period. In most cases, diversified funds own stocks of several different capitalization sizes, not just large-cap stocks.
Q. WERE THERE ANY OTHER REASONS?
A. Yes. Many of the top stocks that contributed to the S&P 500's performance, such as technology giants Intel and Microsoft, don't pay dividends and therefore are not the kind of stocks this fund tends to own. In short, the fund didn't underperform because of poor investment decisions. In fact, most of its heaviest-weighted stocks performed relatively well. It's just that some of the very-large-cap stocks it didn't own did better.
Q. STILL, THE FUND QUITE COMFORTABLY OUTPERFORMED ITS PEER GROUP . . .
A. That's true. The fund outperformed other equity-income funds largely because it is run somewhat more aggressively than similar funds. That is to say, the fund is more heavily weighted toward common stocks - as opposed to convertible securities, fixed-income securities and short-term investments
- than most of its peers. In addition, the fund held more large-capitalization companies than the average equity-income fund. I should add that strong individual stock selection also played a key role in the fund's solid returns.
Q. HOW WOULD YOU DESCRIBE THE TYPES OF EQUITY-INCOME STOCKS YOU LOOK FOR?
A. In general, they're fairly large-market-capitalization companies that pay higher dividend yields than the market. I also look for companies that have been out of favor or relatively weak performers and where there's potential for turnaround in one form or another. By using this combination of established companies and up-and-coming companies, I try to maximize the fund's total returns.
Q. WHAT WERE SOME OF THE FUND'S BEST-PERFORMING STOCKS OVER THE PERIOD?
A. General Electric, the fund's largest holding, showed consistently strong earnings growth and performed better than initial expectations. It also benefited from solid cash flow and a sound management team. The second-largest holding, Philip Morris, continued to look very strong. Over the period, most of its earnings came from its food business and its international tobacco business. So, Philip Morris' major growth was outside areas of the company that were affected by U.S. litigation against the tobacco industry. Besides these two stocks, much of the fund's growth came from energy stocks, such as British Petroleum, which benefited from cost-cutting measures as well as strong production growth.
Q. CLEARLY, THESE ARE ALL STOCKS OF ESTABLISHED COMPANIES. WERE THERE ANY UP-AND-COMING COMPANIES THAT PERFORMED WELL OVER THE PERIOD?
A. Sure. Fremont General, an insurance company that specializes in workers' compensation, has been growing through acquisitions, and its outlook seemed good. Another company, Modine, which manufactures radiators for trucks and cars, appears to have found a niche in the repair market.
Q. TURNING TO SECTOR HOLDINGS, IT CERTAINLY LOOKS LIKE FINANCIAL STOCKS PLAYED A KEY ROLE, MAKING UP ABOUT 24% OF THE FUND AT THE END OF THE PERIOD. WHY DID THE FINANCIAL SECTOR LOOK GOOD?
A. Financial stocks, which tend to do well when interest rates are low, benefited from the favorable interest-rate environment over the period. Over the past six months, many banks generated more capital than they needed to run their businesses, and they invested it by buying back their own stock. In addition, both acquiring and acquired financial companies benefited from recent mergers. Financial services company, Fannie Mae - the Federal National Mortgage Association - which buys mortgages, packages them, creates securities, and then sells them back to the marketplace, turned in a strong performance over the period. American Express, another financial services company, also looked attractive. It traded at a discount to the overall market and showed signs of good earnings growth.
Q. DID YOU EXPERIENCE DISAPPOINTMENTS OVER THE PERIOD?
A. Yes. I expected to see a significant lift in the performance of cyclical stocks - those whose performance is closely associated with the strength of the economy - and I positioned the fund accordingly. Unfortunately, cyclicals did not perform well relative to growth-oriented stocks over the period.
Q. STEVE, HOW DOES THE FUND LOOK GOING FORWARD?
A. In general, I will be sticking with what I call the portfolio winners - large-cap, steady earnings-growth companies with attractive fundamentals and valuations. In addition, I will continue to look for attractive, overlooked, oversold or misunderstood types of companies that I think show some interesting possibilities going forward.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long-term by investing mainly
in income-producing equities
FUND NUMBER: 023
TRADING SYMBOL: FEQIX
START DATE: May 16, 1966
SIZE: as of July 31, 1997,
more than $19.7 billion
MANAGER: Stephen
Petersen, since 1993;
manager, Fidelity Balanced
Fund, 1996 to July 1997;
manager, various institutional
accounts, since 1987; joined
Fidelity in 1980
(checkmark)
STEPHEN PETERSEN ON THE
FUND'S FOREIGN HOLDINGS:
"At the end of the period,
about 14% of the portfolio
was invested in foreign
holdings. I considered these
holdings to be pretty much of
a wash over the period; that
is, they neither substantively
helped nor hurt the fund. For
the first six months of 1997,
the fund's domestic common
stocks were up a little less
than 15%, while the fund's
foreign stocks were up about
13%.
"Many of the fund's foreign
holdings were large,
energy-related companies,
such as British Petroleum,
Royal Dutch Petroleum and
Schlumberger. The fund also
had a fairly good-sized
exposure in Canada, mostly in
the banking industry. Over the
period, Canadian banks
experienced improved
fundamentals, as did many
U.S. banks. However, many
Canadian banks also
benefited from somewhat
lower valuations than their
U.S. counterparts.
"The biggest disappointment
with the fund's foreign holdings
came when their returns were
adjusted back into dollars. A
good example is the London
stock market, which was up
20% in local currency over the
period, but up only 13% in U.S.
dollars. The fund also owned
stock in a number of large
foreign automakers, such as
Volvo. These stocks
performed well in their local
markets, but suffered when
their returns were converted
to dollars."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JULY 31, 1997
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

General Electric Co.                    3.2            2.7

Philip Morris Companies, Inc.           2.7            2.7

American Express Co.                    2.1            2.0

Federal National Mortgage Association   1.9            1.9

British Petroleum PLC ADR               1.9            2.4

Allstate Corp.                          1.5            1.5

BankAmerica Corp.                       1.3            0.8

Bank of New York Co., Inc.              1.2            1.2

NationsBank Corp.                       1.2            1.0

Wal-Mart Stores, Inc.                   1.2            0.9

TOP FIVE MARKET SECTORS AS OF JULY 31, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            24.2           21.8

Energy                             10.8           12.4

Utilities                          8.2            8.8

Basic Industries                   7.9            7.7

Industrial Machinery & Equipment   7.8            6.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 * AS OF JANUARY 31, 1997 **
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 4.9
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 43.0
Row: 1, Col: 6, Value: 44.5
Stocks  85.2%
Bonds 0.3%
Convertible
securities 8.3%
Short-term
investments 6.1%
Other investments 0.1%
FOREIGN
INVESTMENTS 15.5%
Stocks  89.0%
Bonds 0.1%
Convertible
securities 6.0%
Short-term
investments 4.9%
Other investments 0.0%
FOREIGN
INVESTMENTS 13.9%
Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 6.1
Row: 1, Col: 3, Value: 8.300000000000001
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 41.2
Row: 1, Col: 6, Value: 40.9
*
**
INVESTMENTS JULY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.2%
AEROSPACE & DEFENSE - 3.9%
AlliedSignal, Inc.   1,827,300 $ 168,568
Boeing Co.   1,889,178  111,107
GenCorp, Inc.   1,035,273  30,152
Gulfstream Aerospace Corp. (a)  525,900  14,002
Lockheed Martin Corp.   1,943,000  206,930
Rockwell International Corp.   139,500  9,155
Textron, Inc.   1,058,200  74,140
Thiokol Corp.   230,900  17,159
United Technologies Corp.   1,701,500  143,883
  775,096
DEFENSE ELECTRONICS - 1.2%
Northrop Grumman Corp.   619,300  71,297
Raytheon Co.   2,779,200  155,288
  226,585
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   170,800  15,116
Newport News Shipbuilding, Inc.   690,880  14,206
  29,322
TOTAL AEROSPACE & DEFENSE   1,031,003
BASIC INDUSTRIES - 7.6%
CHEMICALS & PLASTICS - 2.9%
Air Products & Chemicals, Inc.   390,000  34,394
du Pont (E.I.) de Nemours & Co.   1,782,300  119,303
Goodrich (B.F.) Co.   430,100  19,435
Great Lakes Chemical Corp.   624,900  31,284
Hercules, Inc.   483,000  25,659
Hoechst AG Ord.   578,400  26,934
Lyondell Petrochemical Co.   397,300  10,454
Millenium Chemicals, Inc.   1,097,257  23,111
Nalco Chemical Co.   954,200  38,943
Olin Corp.   1,118,500  47,396
Union Carbide Corp.   2,194,800  121,537
Witco Corp.   1,676,500  76,490
  574,940
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.6%
Aeroquip Vickers, Inc.   247,200 $ 13,550
Allegheny Teledyne, Inc.   465,300  14,481
Dofasco Inc.   1,075,200  22,817
Inland Steel Industries, Inc.   1,342,300  30,789
Lukens, Inc.   520,100  9,947
Quanex Corp.   128,900  4,012
USX-U.S. Steel Group  810,300  29,627
  125,223
METALS & MINING - 2.2%
Alcan Aluminium Ltd.   1,269,700  49,743
Alumax, Inc. (a)  1,814,884  76,906
Aluminum Co. of America  1,585,048  140,277
Harsco Corp.   1,167,700  51,817
Inco Ltd.   1,170,600  36,094
Kaiser Aluminum Corp. (a)  980,200  14,703
Noranda, Inc.   621,200  13,385
Pechiney SA Class A  682,322  29,601
Phelps Dodge Corp.   169,100  14,384
  426,910
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc. (a)  229,100  7,904
Tupperware Corp.   85,000  2,954
  10,858
PAPER & FOREST PRODUCTS - 1.8%
Boise Cascade Corp.   813,600  30,154
Champion International Corp.   1,055,400  65,435
Domtar, Inc.   2,098,000  18,874
Georgia-Pacific Corp.   405,500  38,294
Kimberly-Clark Corp.   1,698,200  86,078
Weyerhaeuser Co.   2,008,500  125,029
  363,864
TOTAL BASIC INDUSTRIES   1,501,795
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.2%
BUILDING MATERIALS - 0.4%
American Standard Companies, Inc. (a)  998,300 $ 49,603
Masco Corp.   751,800  35,241
  84,844
ENGINEERING - 0.2%
EG&G, Inc.   823,400  16,880
Fluor Corp.   254,700  15,664
  32,544
REAL ESTATE - 0.0%
Fastighets AB Tornet  528,030  6,340
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Boston Properties, Inc.   165,700  4,619
Equity Residential Properties Trust (SBI)  1,073,500  54,145
First Industrial Realty Trust, Inc.   239,400  7,406
Liberty Property Trust (SBI)  135,500  3,574
Macerich Co.   469,400  13,495
Patriot American Hospitality, Inc.  437,806  10,918
Public Storage, Inc.   328,700  9,758
Weeks Corp.  360,700  11,407
  115,322
TOTAL CONSTRUCTION & REAL ESTATE   239,050
DURABLES - 5.1%
AUTOS, TIRES, & ACCESSORIES - 3.3%
Bayerische Motoren Werke (BMW) AG  39,700  31,963
Chrysler Corp.   4,237,000  157,299
Cummins Engine Co., Inc.   291,800  22,906
Eaton Corp.   831,300  75,077
General Motors Corp.   1,848,235  114,360
Johnson Controls, Inc.   941,600  42,195
Michelin SA (Compagnie Generale des Etablissements) Class B  1,151  72
Modine Manufacturing Co.   779,600  24,363
Snap-On Tools Corp.   944,800  38,973
Standard Products Co.   209,800  5,415
Toyota Motor Corp.   1,612,000  49,307
Volvo AB:
 Class B  2,595,100  69,304
 Class B ADR  396,900  10,716
  641,950
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.7%
Minnesota Mining & Manufacturing Co.   1,372,200 $ 130,016
CONSUMER ELECTRONICS - 0.5%
Maytag Co.   1,863,600  54,394
Sunbeam-Oster, Inc.   643,600  25,181
Whirlpool Corp.   535,600  26,780
  106,355
TEXTILES & APPAREL - 0.6%
Burlington Industries, Inc. (a)  729,300  9,435
Dexter Corp.   748,200  29,788
Kellwood Co. (f)  1,223,300  37,999
Stride Rite Corp.   403,200  5,468
Unifi, Inc.   1,142,000  43,610
  126,300
TOTAL DURABLES   1,004,621
ENERGY - 9.8%
ENERGY SERVICES - 1.9%
Baker Hughes, Inc.   326,900  14,404
Dresser Industries, Inc.   1,974,700  82,444
Halliburton Co.   1,784,800  82,101
Schlumberger Ltd.   2,430,400  185,622
  364,571
OIL & GAS - 7.9%
Amerada Hess Corp.   695,800  40,922
Amoco Corp.   995,400  93,568
Atlantic Richfield Co.   1,807,400  135,216
British Petroleum PLC:
 ADR  4,454,044  367,180
 Ord.   7,281,509  99,615
Burlington Resources, Inc.   620,000  29,295
Eni Spa  108,600  639
Exxon Corp.   636,200  40,876
Mobil Corp.   1,138,400  87,088
Monterey Resources, Inc.   376,357  5,739
Occidental Petroleum Corp.   1,583,600  39,689
Phillips Petroleum Co.   871,000  40,120
Royal Dutch Petroleum Co.   3,918,400  219,186
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Santa Fe Energy Resources, Inc. (a)  853,275 $ 7,359
Total SA:
 Class B  1,195,943  120,012
 sponsored ADR  1,539,192  77,633
USX-Marathon Group  2,538,500  81,708
Unocal Corp.   1,751,729  70,069
Valero Energy Corp.   150,900  6,489
  1,562,403
TOTAL ENERGY   1,926,974
FINANCE - 23.3%
BANKS - 9.7%
Banc One Corp.   696,300  39,080
Bank of New York Co., Inc.   5,074,917  246,451
Bank of Nova Scotia   700,200  33,528
BankAmerica Corp.   3,374,400  254,767
BankBoston Corp.   990,372  84,120
Canadian Imperial Bank of Commerce  1,524,000  43,840
Chase Manhattan Corp.  757,400  86,012
Citicorp  532,500  72,287
Comerica, Inc.   1,153,826  87,258
Credit Suisse Group (Reg.)  317,900  42,905
Den Danske Bank Group AS  268,000  28,314
Den Norske Bank AS (h)  6,455,200  27,152
Den Norske Bank AS Class A Free shares  508,100  2,137
First Bank System, Inc.   1,199,500  106,756
Fleet Financial Group, Inc.   1,203,998  81,721
Fuji International Trust unit sponsored ADR (h)  332  8,554
HSBC Holdings PLC  793,785  27,773
National Bank of Canada  4,431,800  57,875
NationsBank Corp.   3,455,259  245,972
Norwest Corp.   1,339,734  84,487
Nordbanken AB (h)  234,000  7,713
Royal Bank of Canada  1,754,100  84,183
Societe Generale Class A  185,055  24,422
Sparbanken Sverige AB Class A (h)  1,156,300  25,384
Sparebanken Norway primary shares certificates  385,100  11,505
Wells Fargo & Co.   341,100  93,781
  1,907,977
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 4.4%
American Express Co.   4,859,800 $ 407,008
Beneficial Corp.   647,800  46,966
Edper Group Ltd. (The) Class A (ltd. vtg.)  1,961,600  34,013
First Chicago NBD Corp.   3,082,453  233,881
Household International, Inc.   748,278  96,902
Sakura Finance Bermuda Trust sponsored ADR (h)  362  18,426
Transamerica Corp.   414,400  41,803
  878,999
FEDERAL SPONSORED CREDIT - 1.9%
Federal National Mortgage Association  7,780,000  368,091
INSURANCE - 5.6%
Aetna, Inc.   595,700  67,873
Allstate Corp.   3,622,485  286,176
American Bankers Insurance Group, Inc.   936,220  63,370
American Financial Group, Inc.   1,074,600  51,312
Brascan Ltd. Class A  2,750,700  71,444
CIGNA Corp.   334,100  66,653
Fremont General Corp. (f)  1,811,228  77,430
General Re Corp.   355,100  74,172
Hartford Financial Services Group, Inc.   1,601,700  139,548
Highlands Insurance Group, Inc. (a)(f)  747,690  16,776
MBIA, Inc.   133,100  15,706
Marsh & McLennan Companies, Inc.   317,200  24,563
Provident Companies, Inc.   492,700  31,225
Providian Financial Corp. (a)  345,000  13,520
Reliastar Financial Corp.   1,267,577  97,207
  1,096,975
SAVINGS & LOANS - 1.2%
Ahmanson (H.F.) & Co.   233,300  12,409
TCF Financial Corp.   54,200  2,903
Washington Mutual, Inc.   3,307,740  228,648
  243,960
SECURITIES INDUSTRY - 0.5%
Bear Stearns Companies, Inc.   620,140  25,309
First Marathon Inc. Class A (non-vtg.)  1,105,900  16,609
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - CONTINUED
Lehman Brothers Holdings, Inc.   899,860 $ 44,824
Nomura Securities Co. Ltd.   898,000  12,712
  99,454
TOTAL FINANCE   4,595,456
HEALTH - 3.4%
DRUGS & PHARMACEUTICALS - 2.7%
American Home Products Corp.   575,600  47,451
Amgen, Inc.   376,700  22,153
Bristol-Myers Squibb Co.   1,926,800  151,133
Merck & Co., Inc.   78,100  8,118
Novartis AG (Reg.)  53,317  85,611
Pharmacia & Upjohn, Inc.   1,001,000  37,788
Pfizer, Inc.   340,400  20,296
Schering-Plough Corp.   2,214,800  120,845
Takeda Chemical Industries Ltd.   1,199,000  36,271
  529,666
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Allegiance Corp.   981,620  30,676
Bausch & Lomb, Inc.   516,600  21,988
Baxter International, Inc.   237,900  13,754
Johnson & Johnson  714,800  44,541
  110,959
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.   356,000  11,481
Foundation Health Systems, Inc. Class A (a)  363,300  11,762
  23,243
TOTAL HEALTH   663,868
HOLDING COMPANIES - 0.6%
CINergy Corp.   1,139,198  38,305
Norfolk Southern Corp.   608,900  67,436
U.S. Industries, Inc. (a)  214,480  8,646
  114,387
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 7.7%
ELECTRICAL EQUIPMENT - 4.0%
Emerson Electric Co.   372,300 $ 21,966
General Electric Co.   9,061,400  635,997
Omron Corp.   1,018,000  23,933
Westinghouse Electric Corp.   4,240,514  102,037
  783,933
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
Caterpillar, Inc.   1,132,800  63,437
Cooper Industries, Inc.   1,027,772  57,106
Harnischfeger Industries, Inc.   591,400  25,504
Ingersoll-Rand Co.   904,400  61,556
Keystone International, Inc.   1,457,200  52,732
Parker-Hannifin Corp.   939,600  60,487
Regal-Beloit Corp.   268,800  7,610
Stewart & Stevenson Services, Inc.   599,400  16,371
Tyco International Ltd.   1,558,000  126,198
  471,001
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.   2,742,400  101,469
Safety Kleen Corp.   1,070,300  18,797
Waste Management, Inc.   3,731,600  119,411
Zurn Industries, Inc. (f)  760,800  22,491
  262,168
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,517,102
MEDIA & LEISURE - 2.2%
BROADCASTING - 0.1%
Ascent Entertainment Group, Inc. (a)  254,176  3,082
Evergreen Media Corp. Class A (a)  204,825  9,422
  12,504
ENTERTAINMENT - 0.5%
MGM Grand, Inc. (a)  782,500  26,996
Viacom, Inc. (a):
 Class A  19,900  608
 Class B (non-vtg.)  2,690,500  83,069
  110,673
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   793,300 $ 25,584
Hasbro, Inc.   861,150  26,427
Outboard Marine Corp.   643,300  10,253
  62,264
LODGING & GAMING - 0.4%
ITT Corp. (a)  1,084,400  69,334
Mirage Resorts, Inc. (a)  488,800  13,075
  82,409
PUBLISHING - 0.9%
ACNielsen Corp. (a)  1,384,433  29,765
Cognizant Corp.   741,300  31,598
Harcourt General, Inc.   1,084,300  51,233
Hollinger International, Inc. Class A  536,900  6,577
Houghton Mifflin Co.   218,400  7,890
McGraw-Hill, Inc.   687,500  46,621
  173,684
TOTAL MEDIA & LEISURE   441,534
NONDURABLES - 6.5%
BEVERAGES - 0.1%
PepsiCo, Inc.   448,500  17,183
FOODS - 1.2%
CPC International, Inc.   434,600  41,694
General Mills, Inc.   1,029,658  71,175
Goodman Fielder Ltd. Ord.   24,006,380  37,055
Heinz (H.J.) Co.   374,500  17,297
Kellogg Co.   202,700  18,623
Ralcorp Holdings, Inc. (a)  400,000  7,250
Ralston Purina Co.   559,200  50,468
  243,562
HOUSEHOLD PRODUCTS - 1.1%
Avon Products, Inc.   182,000  13,206
Dial Corp.   1,082,800  18,611
Premark International, Inc.   952,200  30,054
Rubbermaid, Inc.   2,184,000  56,921
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - CONTINUED
Unilever:
 PLC Ord.   2,577,900 $ 74,805
 NV Ord.   6,600  1,450
 NV ADR  144,700  31,545
  226,592
TOBACCO - 4.1%
BAT Industries PLC:
 Ord.   2,828,924  23,899
 sponsored ADR  163,900  2,848
Dimon, Inc.   458,450  11,203
Gallaher Group PLC sponsored ADR (a)  1,913,600  34,325
Philip Morris Companies, Inc.   11,705,500  528,211
RJR Nabisco Holdings Corp.   5,204,520  170,773
Universal Corp.   799,400  27,529
  798,788
TOTAL NONDURABLES   1,286,125
PRECIOUS METALS - 0.3%
Newmont Mining Corp.   1,445,500  59,627
RETAIL & WHOLESALE - 4.7%
APPAREL STORES - 1.0%
Charming Shoppes, Inc. (a)  882,700  5,186
Footstar, Inc. (a)  776,654  20,775
Limited, Inc. (The)  1,723,739  38,461
Payless ShoeSource, Inc. (a)  881,328  54,202
TJX Companies, Inc.   2,621,464  78,316
  196,940
DRUG STORES - 0.2%
CVS Corp.   819,900  46,632
GENERAL MERCHANDISE STORES - 2.7%
Coles Myer Ltd.   2,657,541  13,760
Dayton Hudson Corp.   854,900  55,248
Federated Department Stores, Inc. (a)  1,882,267  82,467
May Department Stores Co. (The)  583,100  32,581
Sears, Roebuck & Co.   1,473,300  93,278
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Wal-Mart Stores, Inc.   6,435,500 $ 241,732
Woolworth Corp. (a)  315,500  8,933
  527,999
GROCERY STORES - 0.1%
American Stores Co.   623,200  15,736
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
Fingerhut Companies, Inc.   776,400  15,722
Tandy Corp.   803,300  47,746
Toys "R" Us, Inc. (a)  1,964,700  66,923
  130,391
TOTAL RETAIL & WHOLESALE   917,698
SERVICES - 1.0%
LEASING & RENTAL - 0.1%
Ryder Systems, Inc.   487,500  17,458
PRINTING - 0.6%
Deluxe Corp.   1,266,100  42,177
Donnelley (R.R.) & Sons Co.   1,202,600  48,329
Ennis Business Forms, Inc.   417,200  3,703
Harland (John H.) Co.   27,700  544
New England Business Service, Inc.   577,800  17,045
  111,798
SERVICES - 0.3%
Block (H&R), Inc.   717,040  27,472
Dun & Bradstreet Corp.   777,300  20,987
Jostens, Inc.   473,000  12,209
  60,668
TOTAL SERVICES   189,924
TECHNOLOGY - 2.5%
COMMUNICATIONS EQUIPMENT - 0.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA 557,565 72,773 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 0.2%
Electronic Data Systems Corp.   553,600 $ 23,943
Sabre Group Holdings, Inc. Class A (a)  371,400  10,956
  34,899
COMPUTERS & OFFICE EQUIPMENT - 0.8%
Digital Equipment Corp. (a)  415,700  17,122
International Business Machines Corp.   1,061,400  112,243
Xerox Corp.   253,043  20,813
  150,178
ELECTRONICS - 0.5%
AMP, Inc.   1,051,100  54,920
Nitto Denko Corp.   860,000  17,682
Thomas & Betts Corp.   457,600  26,140
  98,742
PHOTOGRAPHIC EQUIPMENT - 0.7%
Eastman Kodak Co.   950,000  63,650
Fuji Photo Film Co. Ltd.   1,112,000  46,663
Polaroid Corp.   413,700  24,615
  134,928
TOTAL TECHNOLOGY   491,520
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.2%
Viad Corp.   1,946,500  36,862
RAILROADS - 0.5%
CSX Corp.   1,554,800  96,009
TOTAL TRANSPORTATION   132,871
UTILITIES - 7.2%
ELECTRIC UTILITY - 2.7%
Allegheny Power System, Inc.   2,226,600  65,268
American Electric Power Co., Inc.   2,090,400  93,545
Central Maine Power Co.   1,269,800  17,142
CILCORP, Inc.   161,700  6,781
Consolidated Edison Co. of New York, Inc.   826,550  26,140
DQE, Inc.   235,700  7,439
DPL, Inc.   1,345,650  33,137
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Duke Power Co.   819,227 $ 41,525
Entergy Corp.   3,160,200  86,313
Illinova Corp.   979,700  23,084
National Grid Co. PLC  3,989,600  16,884
Niagara Mohawk Power Corp. (a)  2,119,000  19,733
PECO Energy Co.   462,400  10,866
PG&E Corp.   1,371,000  34,018
PacifiCorp.   663,300  14,800
Pinnacle West Capital Corp.   994,800  31,398
Unicom Corp.   247,600  5,617
  533,690
GAS - 0.9%
MCN Corp.   993,000  31,466
Nova Corp.   2,749,200  23,935
Pacific Enterprises  1,916,700  64,090
Questar Corp.   1,658,900  67,911
  187,402
TELEPHONE SERVICES - 3.6%
AT&T Corp.   177,400  6,532
ALLTEL Corp.   1,073,200  35,281
Ameritech Corp.   1,648,900  111,198
BCE, Inc.   1,768,800  53,833
Bell Atlantic Corp.   1,075,700  78,055
BellSouth Corp.   1,925,200  91,206
Cam-Net Communications Network, Inc. (a)(g)  1,626,737  -
Comsat Corp., Series 1  520,000  12,123
Frontier Corp.   748,600  15,440
MCI Communications Corp.   570,400  20,142
NYNEX Corp.   2,262,300  125,416
SBC Communications, Inc.   1,345,500  79,637
Sprint Corp.   663,900  32,863
Telus Corp.   999,700  19,401
WorldCom, Inc. (a)  790,627  27,623
  708,750
TOTAL UTILITIES   1,429,842
TOTAL COMMON STOCKS
(Cost $10,905,874)   17,543,397
CONVERTIBLE PREFERRED STOCKS - 3.3%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 0.2%
IRON & STEEL - 0.1%
Armco, Inc. Class A $3.625  276,200 $ 13,448
METALS & MINING - 0.0%
Kaiser Aluminum Corp. $0.97  954,400  12,407
PAPER & FOREST PRODUCTS - 0.1%
International Paper $2.625 (h)  228,900  13,448
TOTAL BASIC INDUSTRIES   39,303
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust $3.25 Series A  270,900  14,188
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  465,300  11,342
ENERGY - 0.3%
OIL & GAS - 0.3%
Atlantic Richfield Co. $2.23  579,200  14,263
Occidental Petroleum Corp. $3.00  329,200  31,603
Tosco Financing Trust $2.875 (h)  76,600  4,481
Unocal Capital Trust $3.125  238,600  13,839
  64,186
FINANCE - 0.6%
INSURANCE - 0.4%
Aetna, Inc. Class C 6.25%  335,700  33,822
American Bankers Insurance Group, Inc., Series B, $3.125 37,900 2,861 Conseco, Inc. $4.27875 268,200 38,353
St. Paul Capital LLC $3.00  162,900  11,505
  86,541
SECURITIES INDUSTRY - 0.2%
Merrill Lynch & Co, Inc. $2.3906  329,100  11,560
Salomon, Inc. $2.03  490,100  17,643
Salomon, Inc. $3.484  63,800  3,788
  32,991
TOTAL FINANCE   119,532
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd. $3.00 Series C (h) 388,600 $ 19,721 MEDIA & LEISURE - 0.5%
BROADCASTING - 0.1%
Evergreen Media Corp. $3.00 (h)  395,800  22,214
ENTERTAINMENT - 0.2%
Time Warner Financing Trust $1.24  801,500  36,368
LODGING & GAMING - 0.1%
Hilton Hotels Corp. $0.89  602,400  17,470
Host Marriott Financial Trust $3.375 (h)  94,300  5,976
  23,446
PUBLISHING - 0.1%
Hollinger International, Inc. $0.95  1,329,800  15,459
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  956,400  -
  15,459
TOTAL MEDIA & LEISURE   97,487
NONDURABLES - 0.2%
FOODS - 0.2%
Chiquita Brands International, Inc.:
 Series A, $2.875  474,500  23,013
 Series B, $3.75  200,100  11,706
Dole Food Automatic Common Exchange Security
Trust $2.7475  283,900  11,498
  46,217
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   47,800  14,579
GENERAL MERCHANDISE STORES - 0.1%
K mart Financing I $3.875  597,400  32,558
TOTAL RETAIL & WHOLESALE   47,137
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Wang Labs, Inc. $3.25   276,100 $ 13,805
Wang Labs, Inc. $3.25 (h)  228,300  11,358
  25,163
UTILITIES - 0.9%
CELLULAR - 0.2%
AirTouch Communications, Inc. Class B $1.74  1,270,500  40,338
ELECTRIC UTILITY - 0.2%
Houston Industries, Inc. $3.215  602,600  32,164
GAS - 0.2%
Enron Corp. Series J, $10.50  31,800  16,385
MCN Corp. $4.00  52,900  2,900
Williams Companies, Inc. $3.50  166,600  17,993
  37,278
TELEPHONE SERVICES - 0.3%
Enhance Financial Services Group, Inc. $7.625  378,300  16,645
Worldcom, Inc. 8% depositary shares  350,500  42,980
  59,625
TOTAL UTILITIES   169,405
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $508,552)   653,681
CORPORATE BONDS - 2.8%
 MOODY'S PRINCIPAL
 RATINGS (E) AMOUNT (D) (000S)
CONVERTIBLE BONDS - 2.7%
BASIC INDUSTRIES - 0.1%
METALS & MINING - 0.1%
Inco Ltd. 5 3/4%, 7/1/04  Baa2 $ 20,000  24,175
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Hexcel Corp. 7%, 8/1/03  B2  6,758  11,759
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (E) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property 8%, 7/1/01  Ba2 $ 1,358 $ 1,787
TOTAL CONSTRUCTION & REAL ESTATE   13,546
DURABLES - 0.1%
CONSUMER ELECTRONICS - 0.1%
Matsushita Electric Industrial Co. Ltd.:
1.30%, 3/29/02  Aa2 JPY 870,000  11,226
 1.40%, 3/31/04  Aa2 JPY 401,000  5,174
  16,400
ENERGY - 0.7%
ENERGY SERVICES - 0.1%
Baker Hughes, Inc. 0%, 5/5/08  A2  18,959  16,518
OIL & GAS - 0.6%
Pennzoil Co.:
 6 1/2%, 1/15/03  Baa3  46,142  87,151
 4 3/4%, 10/1/03  Baa3  22,210  29,928
  117,079
TOTAL ENERGY   133,597
FINANCE - 0.3%
CREDIT & OTHER FINANCE - 0.3%
Edper Group Ltd. 7%, 5/31/06 (h)  - CAD 14,000  16,556
MBL International Finance of Bermuda
3%, 11/30/02  Aa2  22,990  24,829
Volkswagen AG 3%, 1/24/02 (h)  A1  18,750  26,813
  68,198
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
POLLUTION CONTROL - 0.0%
WMX Technologies, Inc. 2%, 1/24/05  Baa1  5,700  5,258
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (E) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Jacor Communications, Inc. liquid yield
 option notes 0%, 6/12/11  B3 $ 18,322 $ 11,520
LODGING & GAMING - 0.0%
Hilton Hotels Corp. 5%, 5/15/06  Baa2  7,760  9,020
PUBLISHING - 0.0%
News America Holdings, Inc. liquid yield
 option notes 0%, 3/11/13  Baa3  15,330  6,784
TOTAL MEDIA & LEISURE   27,324
RETAIL & WHOLESALE - 0.4%
APPAREL STORES - 0.1%
Baker (J.), Inc. 7%, 6/1/02  B3  13,170  11,688
Charming Shoppes, Inc. 7 1/2%, 7/15/06  B2  5,338  5,632
  17,320
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Baa3  20,753  28,561
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  24,060  28,752
TOTAL RETAIL & WHOLESALE   74,633
SERVICES - 0.1%
ADT Operations, Inc. liquid yield
option notes 0%, 7/6/10  Ba3  19,295  21,285
TECHNOLOGY - 0.6%
COMPUTER SERVICES & SOFTWARE - 0.1%
Softkey International, Inc.
5 1/2%, 11/1/00 (h)  -  28,760  24,446
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Apple Computer, Inc. 6%, 6/1/01 (h)  CCC  17,780  15,602
Quantum Corp. 7%, 8/1/04    14,980  15,317
Unisys Corp. 8 1/4%, 3/15/06  B3  25,009  38,514
  69,433
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (E) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONICS - 0.1%
Cirrus Logic, Inc. 6%, 12/15/03 (h)  B3 $ 11,090 $ 9,329
National Semiconductor Corp.
6 1/2%, 10/1/02 (h)  Ba2  10,450  11,051
  20,380
TOTAL TECHNOLOGY   114,259
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc.
6 3/4%, 4/15/06 (h)  B2  9,150  12,673
UTILITIES - 0.1%
GAS - 0.0%
SFP Pipeline Holdings, Inc.
0%, 8/15/10  Baa3  3,690  4,701
TELEPHONE SERVICES - 0.1%
Cam-Net Communications Network, Inc.
11 1/2%, 4/4/98 (c)(g)  -  4,225  -
MIDCOM Communications, Inc.
8 1/4%, 8/15/03 (h)  -  12,810  10,824
  10,824
TOTAL UTILITIES   15,525
TOTAL CONVERTIBLE BONDS   526,873
NONCONVERTIBLE BONDS - 0.1%
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Daimler-Benz Capital AG 4 1/8%, 7/5/03 unit  A1 DEM 19,000  16,589
TOTAL CORPORATE BONDS
(Cost $447,334)   543,462
COMMERCIAL MORTGAGE SECURITIES - 0.0%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (E) AMOUNT (D) (000S) (000S)
Bardell Associates Note Trust
12 1/2%, 11/1/08 (g)
 (Cost $2,756)  - $ 2,704 $ 2,874
INDEXED SECURITIES - 0.0%
Merrill Lynch & Co. Inc. Japan Index equity
participation securities 0%, 1/31/00
(Cost $4,187)  Aa3  5,000  5,175
PURCHASED BANK DEBT - 0.0%
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $341)  -  450  434
CASH EQUIVALENTS - 4.9%
 SHARES
Taxable Central Cash Fund (b)
(Cost $969,059)   969,059,002   969,059
PURCHASED OPTIONS - 0.0%
    EXPIRATION DATE UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE       (000S)
Bank of America OTC Put Option on
12,614,900,000 Japanese Yen    Sept. 97/124.90 $ 106,410  131
Swiss Bank Corp. OTC Put Option on
3,630,000,000 Japanese Yen    Jan. 98/121  30,620  474
TOTAL PURCHASED OPTIONS
(Cost $1,564)   605
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $12,839,667)  $ 19,718,687
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
DEM - German deutsche mark
JPY - Japanese yen
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
4. Principal amount is stated in United States dollars unless otherwise noted.
5. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
6. Affiliated company (see Note 7 of Notes to Financial Statements).
7. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)

Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 2,756
Cam-Net Communications
 Network, Inc. 4/12/96 $ 1,271
Cam-Net Communications
 Network, Inc. 11 1/2%,
 4/4/98  4/12/96 $ 3,381
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $291,721,000 or 1.5% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  86.1%
United Kingdom  3.3
Canada  3.1
France  1.6
Netherlands   1.4
Japan  1.0
Others (individually less than 1%)  3.5
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $12,842,718,000. Net unrealized appreciation aggregated $6,875,969,000, of which $6,963,332,000 related to appreciated investment securities and $87,363,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JULY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $12,839,667) -                               $ 19,718,687
See accompanying schedule

Cash                                                                                   406

Receivable for investments sold                                                        63,433

Receivable for fund shares sold                                                        41,776

Dividends receivable                                                                   32,792

Interest receivable                                                                    8,690

Other receivables                                                                      2,105

 TOTAL ASSETS                                                                          19,867,889

LIABILITIES

Payable for investments purchased                                          $ 86,959

Payable for fund shares redeemed                                            23,202

Accrued management fee                                                      7,187

Other payables and accrued expenses                                         3,999

Collateral on securities loaned, at value                                   30,256

 TOTAL LIABILITIES                                                                     151,603

NET ASSETS                                                                            $ 19,716,286

Net Assets consist of:

Paid in capital                                                                       $ 12,343,494

Undistributed net investment income                                                    17,453

Accumulated undistributed net realized gain (loss) on                                  476,570
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                          6,878,769
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 373,818 shares outstanding                                            $ 19,716,286

NET ASSET VALUE, offering price and redemption price                                   $52.74
per share ($19,716,286 (divided by) 373,818 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                               $ 196,496
Dividends (including $804 received from affiliated
issuers)

Interest (including income on securities loaned of $391)                         37,574

 TOTAL INCOME                                                                    234,070

EXPENSES

Management fee                                                     $ 38,162

Transfer agent fees                                                 16,361

Accounting and security lending fees                                448

Non-interested trustees' compensation                               35

Custodian fees and expenses                                         355

Registration fees                                                   619

Audit                                                               64

Legal                                                               55

Miscellaneous                                                       4

 Total expenses before reductions                                   56,103

 Expense reductions                                                 (1,323)      54,780

NET INVESTMENT INCOME                                                            179,290

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $109             480,362
  on sales of investments in affiliated issuers)

 Foreign currency transactions                                      (141)        480,221

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              2,715,502

 Assets and liabilities in foreign currencies                       (7,101)      2,708,401

NET GAIN (LOSS)                                                                  3,188,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 3,367,912
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS        YEAR ENDED
                                                          ENDED JULY 31,    JANUARY 31,
                                                          1997              1997
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 179,290         $ 311,265
Net investment income

 Net realized gain (loss)                                  480,221           658,250

 Change in net unrealized appreciation (depreciation)      2,708,401         1,597,637

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,367,912         2,567,152
FROM OPERATIONS

Distributions to shareholders                              (183,926)         (311,393)
From net investment income

 From net realized gain                                    (168,740)         (571,846)

 TOTAL DISTRIBUTIONS                                       (352,666)         (883,239)

Share transactions                                         3,451,832         4,405,850
Net proceeds from sales of shares

 Reinvestment of distributions                             343,378           858,753

 Cost of shares redeemed                                   (2,118,065)       (2,934,221)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,677,145         2,330,382
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,692,391         4,014,295

NET ASSETS

 Beginning of period                                       15,023,895        11,009,600

 End of period (including undistributed net investment    $ 19,716,286      $ 15,023,895
income of $17,453 and $22,089, respectively)

OTHER INFORMATION
Shares

 Sold                                                      74,128            107,111

 Issued in reinvestment of distributions                   7,454             21,056

 Redeemed                                                  (45,616)          (71,564)

 Net increase (decrease)                                   35,966            56,603


FINANCIAL HIGHLIGHTS
      SIX MONTHS      YEARS ENDED JANUARY 31,
      ENDED
      JULY 31, 1997

      (UNAUDITED)     1997                      1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

Net asset value,               $ 44.47    $ 39.15    $ 30.89    $ 35.19   $ 29.87    $ 26.57
beginning of period

Income from Investment
Operations

 Net investment income          .50 D      1.01 D     .93        1.02      1.11       1.11 D

 Net realized and               8.78       7.17       9.65       (2.12)    5.48       3.27
 unrealized gain
(loss)

 Total from investment          9.28       8.18       10.58      (1.10)    6.59       4.38
 operations



Less Distributions              (.52)      (1.02)     (.96)      (.98)     (1.15)     (1.08)
From net investment
 income

 From net                       (.49)      (1.84)     (1.36)     (2.22)    (.12)      -
 realized gain

 Total distributions            (1.01)     (2.86)     (2.32)     (3.20)    (1.27)     (1.08)

Net asset value, end           $ 52.74    $ 44.47    $ 39.15    $ 30.89   $ 35.19    $ 29.87
of period

TOTAL RETURN B, C               21.21%     21.74%     35.21%     (3.01)    22.52%     16.92%
                                                                %         H          H

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 19,716   $ 15,024   $ 11,010   $ 7,439   $ 6,943    $ 5,123
period (in millions)

Ratio of expenses to            .68% A     .68%       .68%       .70%      .66%       .67%
average net assets

Ratio of expenses to            .66% A     .66%       .67%       .69%      .66%       .67%
average net assets             , F        F          F          F
after expense
reductions

Ratio of net investment         2.17% A    2.46%      2.86%      3.37%     3.55%      4.02%
income to average
net assets

Portfolio turnover rate         27% A      30%        39%        50%       70%        84%

Average commission             $ .0350    $ .0331
rate  G


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTION TO SHAREHOLDERS.
Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
OPTIONS. The fund may use options to manage its exposure to the stock and bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses
2. OPERATING POLICIES - CONTINUED
INDEXED SECURITIES - CONTINUED
these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities.
Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,874,000 or 0.01% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,560,530,000 and $2,092,891,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .16% (.14% prior to December 1, 1996). In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets.
In accordance with the management contract currently in effect, the annual individual fund fee rate is scheduled to increase to .18% and .20% on December 1, 1997 and December 1, 1998, respectively.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays a portion of the typesetting, printing and mailing of shareholder reports, except
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,111,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $29,225,000 and $30,256,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $641,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $677,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Fremont General Corp.  $ - $ - $ 272 $ 77,430
Highlands Insurance Group, Inc.   -  -  -  16,776
Kellwood Co.   -  660  380  37,999
Zurn Industries, Inc.   -  -  152  22,491
TOTALS  $ - $ 660 $ 804 $ 154,696
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Stephen R. Petersen, Vice President
Richard A. Spillane, Jr., Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann  *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan Fund
Real Estate Investment Portfolio
Spartan(registered trademark) Market Index Fund
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
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